Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
Shares Value
COMMON STOCKS — 87.3%
AUSTRALIA — 2.3%
716,155 Accent Group Ltd. .............. $ 940,885
546,292 Adbri Ltd.(a) .................. 1,086,634
175,353 Alkane Resources Ltd.(a) ......... 65,322
338,672 Altium Ltd. ................... 10,880,119
68,145 Ansell Ltd. ................... 1,071,773
58,104 Audinate Group Ltd.(a) .......... 625,534
938,900 Aurizon Holdings Ltd. ........... 2,314,420
34,775 Australian Ethical Investment Ltd. .. 122,388
140,436 Base Resources Ltd. ............. 14,691
300,338 Bendigo & Adelaide Bank Ltd. ..... 1,918,842
1,732,569 Boral Ltd.(a) .................. 5,971,175
290,985 Brambles Ltd. ................. 2,774,474
7,957 Brickworks Ltd. ................ 151,884
9,154 Cedar Woods Properties Ltd. ...... 29,029
553,378 Cettire Ltd.(a) ................. 1,125,481
588,654 Champion Iron Ltd. ............ 3,229,374
18,162 Chrysos Corp. Ltd.(a) ........... 79,828
35,496 Clinuvel Pharmaceuticals Ltd. ..... 363,126
21,110 Cochlear Ltd. ................. 4,189,258
570,735 Codan Ltd. ................... 3,016,785
56,087 Collins Foods Ltd. .............. 439,716
81,450 Computershare Ltd. ............ 1,349,076
35,075 Corporate Travel Management Ltd. . 463,976
1,270,699 CSR Ltd. .................... 5,721,922
57,468 Data#3 Ltd. .................. 365,473
34,172 Duratec Ltd. .................. 30,966
185,200 Emerald Resources NL(a) ......... 402,537
14,106 Enero Group Ltd. .............. 15,361
118,060 Evolution Mining Ltd. ........... 247,306
8,343 FleetPartners Group Ltd.(a) ....... 16,660
1,178,219 Gold Road Resources Ltd. ........ 1,164,137
652,151 GrainCorp Ltd. - Class A ......... 3,426,334
1,895,693 Grange Resources Ltd. ........... 584,976
227,710 Hansen Technologies Ltd. ........ 764,979
1,147,340 Harvey Norman Holdings Ltd. .... 3,297,238
991,106 Helia Group Ltd. ............... 3,187,003
155,179 Helloworld Travel Ltd. ........... 246,801
32,100 HUB24 Ltd. .................. 775,728
1,435,246 Iluka Resources Ltd. ............ 6,703,438
90,649 Imdex Ltd. ................... 100,016
3,970,353 Incitec Pivot Ltd. ............... 6,933,748
789,235 Inghams Group Ltd. ............ 2,208,516
35,452 Integrated Research Ltd.(a) ....... 7,202
13,672 IPD Group Ltd. ............... 43,468
221,455 IPH Ltd. ..................... 985,483
14,438 JB Hi-Fi Ltd. .................. 537,130
113,561 Kogan.com Ltd.(a) ............. 425,425
144,205 Lindsay Australia Ltd. ........... 102,497
1,033,952 Macmahon Holdings Ltd. ........ 118,083
41,273 Mader Group Ltd. .............. 174,355
427,459 McMillan Shakespeare Ltd. ....... 4,813,373
1,437,925 Medibank Pvt Ltd. ............. 3,600,050
Shares Value
AUSTRALIA (continued)
446,215 Metcash Ltd. .................. $ 1,058,495
293,896 MMA Offshore Ltd.(a) .......... 398,351
166,605 Monadelphous Group Ltd. ....... 1,493,054
198,582 Monash IVF Group Ltd. ......... 186,652
512,164 Mount Gibson Iron Ltd.(a) ....... 176,893
751,846 Nanosonics Ltd.(a) ............. 1,442,788
57,294 Navigator Global Investments Ltd. .. 51,767
215,133 Netwealth Group Ltd. ........... 2,336,699
7,242 Neuren Pharmaceuticals Ltd.(a) .... 110,953
54,689 New Energy Solar Ltd.(a)(b) ...... 2,260
1,525,933 New Hope Corp. Ltd. ........... 5,337,165
111,915 nib holdings Ltd. ............... 591,903
312,426 NRW Holdings Ltd. ............ 552,087
1,338,703 Nufarm Ltd. .................. 4,825,508
33,391 Nuix Ltd.(a) .................. 33,808
37,291 Objective Corp. Ltd. ............ 298,492
141,926 oOh!media Ltd. ................ 148,141
7,416,639 Orora Ltd. ................... 13,480,359
487,736 Perenti Ltd.(a) ................. 259,378
4,888,559 Perseus Mining Ltd. ............. 5,756,273
193,850 Pilbara Minerals Ltd. ............ 441,526
10,646 Pinnacle Investment Management
Group Ltd.(c) ............. 70,228
193,808 Pro Medicus Ltd. ............... 12,767,889
15,134 Propel Funeral Partners Ltd. ....... 52,906
336,795 Qube Holdings Ltd. ............ 716,045
1,449,403 Ramelius Resources Ltd. ......... 1,505,456
41,045 REA Group Ltd. ............... 4,895,304
702,864 Red 5 Ltd.(a) .................. 144,172
37,431 Regis Healthcare Ltd. ............ 80,550
989,353 Regis Resources Ltd.(a) .......... 1,349,347
921,854 Resolute Mining Ltd.(a) .......... 258,965
169,133 Ridley Corp. Ltd. .............. 309,054
39,275 SEEK Ltd. ................... 647,460
178,042 Service Stream Ltd. ............. 108,495
48,942 Seven Group Holdings Ltd. ....... 1,145,493
1,730,427 Sierra Rutile Holdings Ltd.(a) ..... 70,032
112,494 Sigma Healthcare Ltd. ........... 75,992
1,903,370 Silver Lake Resources Ltd.(a) ...... 1,497,876
175,195 Sims Ltd. .................... 1,640,988
149,075 SmartGroup Corp. Ltd. .......... 939,661
52,579 Southern Cross Electrical Engineering
Ltd. ..................... 32,296
166,234 SRG Global Ltd. ............... 74,757
578,176 Stanmore Resources Ltd. ......... 1,483,688
169,175 Super Retail Group Ltd. .......... 1,745,918
689,388 Technology One Ltd. ............ 7,043,610
130,704 Temple & Webster Group Ltd.(a) ... 774,251
73,765 Tuas Ltd.(a) ................... 154,289
1,496,082 Ventia Services Group Pty Ltd. ..... 3,209,811
29,050 Washington H Soul Pattinson & Co.
Ltd. ..................... 649,359
711,781 Webjet Ltd.(a) ................. 3,453,355

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
AUSTRALIA (continued)
1,812,790 West African Resources Ltd.(a) ..... $ 1,149,004
846,044 Westgold Resources Ltd.(a) ....... 1,220,543
1,721,494 Whitehaven Coal Ltd. ........... 9,410,977
186,884,318
AUSTRIA — 0.3%
52,607 ANDRITZ AG ................ 3,238,618
3,118 DO & CO AG ................ 434,868
40,250 Erste Group Bank AG ........... 1,733,906
353 EVN AG ..................... 9,756
76,554 Kontron AG .................. 1,775,323
6,773 Palfinger AG .................. 175,284
8,563 Porr AG ..................... 120,148
525,150 Raiffeisen Bank International AG ... 10,948,986
27,582 Rhi Magnesita NV ............. 1,168,022
23,217 Schoeller-Bleckmann Oilfield
Equipment AG ............ 1,102,752
5,977 Semperit AG Holding ........... 93,684
3,375 Strabag SE .................... 158,019
12,503 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 353,381
19,750 voestalpine AG ................ 587,596
32,273 Zumtobel Group AG ............ 209,603
22,109,946
BELGIUM — 0.2%
2,523 Ascencio REIT ................ 135,124
279,362 Azelis Group NV ............... 5,752,300
40,281 Barco NV .................... 669,164
18,697 Bekaert SA ................... 911,909
44,967 bpost SA ..................... 183,676
3,608 Cie d'Entreprises CFE ........... 31,854
68,441 Colruyt Group NV ............. 3,126,934
18,393 EVS Broadcast Equipment SA ..... 604,765
10,830 Melexis NV ................... 927,950
2,997 Montea NV REIT .............. 257,246
18,022 Retail Estates NV REIT .......... 1,180,626
2,173 Sipef NV ..................... 115,470
1,051 Wereldhave Belgium Comm VA REIT 53,786
13,950,804
BERMUDA — 0.0%
335,000 James River Group Holdings Ltd. ... 3,205,950
BRAZIL — 0.8%
1,738,914 Americanas SA(a) .............. 291,317
2,748,375 BRF SA - ADR(a) .............. 7,695,450
2,430,984 Cia Energetica de Minas Gerais - ADR 5,542,643
443,252 Grupo Casas Bahia SA(a) ......... 705,889
3,026,948 Hapvida Participacoes e Investimentos
SA(a)(d)(e) ............... 2,382,750
669,904 Natura & Co. Holding SA - ADR(a) 4,294,085
729,210 Pagseguro Digital Ltd. - Class A(a) .. 9,384,933
1,353,100 Rumo SA .................... 6,306,128
579,100 StoneCo Ltd. - Class A(a) ........ 9,954,729
Shares Value
BRAZIL (continued)
2,018,638 Ultrapar Participacoes SA ......... $ 11,481,757
1,704,400 Vibra Energia SA ............... 8,187,615
66,227,296
CANADA — 3.0%
531,175 AbCellera Biologics, Inc.(a) ....... 2,714,304
3,800 ADENTRA, Inc. ............... 89,485
16,466 AGF Management Ltd. - Class B ... 94,305
4,941 Agnico Eagle Mines Ltd. ......... 242,833
125,630 Altius Minerals Corp. ........... 1,659,555
151,000 Altus Group Ltd. ............... 5,090,052
54,300 Amerigo Resources Ltd. .......... 52,101
203,005 ARC Resources Ltd. ............ 3,152,772
27,800 ATCO Ltd. - Class I ............ 777,478
139,700 Athabasca Oil Corp.(a) .......... 450,964
342,955 B2Gold Corp. ................. 956,585
10,180 Bird Construction, Inc. .......... 115,925
26,300 Black Diamond Group Ltd. ....... 169,602
18,100 Brookfield Asset Management Ltd. -
Class A .................. 727,797
689,722 CAE, Inc.(a) .................. 13,810,343
45,320 Canada Goose Holdings, Inc.(a) .... 543,388
4,209 Canfor Corp. (a) ............... 50,967
35,165 Capital Power Corp. ............ 966,714
20,327 Cascades, Inc. ................. 222,403
34,975 CCL Industries, Inc. - Class B ..... 1,496,866
76,691 Celestica, Inc.(a) ............... 2,635,941
378,180 Centerra Gold, Inc. ............. 1,994,344
80,224 CES Energy Solutions Corp. ...... 241,069
132,435 Choice Properties Real Estate
Investment Trust REIT ...... 1,383,010
49,200 Chorus Aviation, Inc.(a) ......... 90,755
47,665 CI Financial Corp. .............. 581,432
1,487 Cogeco, Inc. .................. 65,986
775 Computer Modelling Group Ltd. ... 5,943
15,513 Coveo Solutions, Inc.(a) .......... 112,155
83,510 Crescent Point Energy Corp. ...... 544,745
119,465 Descartes Systems Group, Inc. (The)(a) 10,463,939
61,300 Descartes Systems Group, Inc. (The)(a) 5,367,426
615,941 Dollarama, Inc. ................ 45,204,283
5,000 DRI Healthcare Trust - Units ...... 51,248
92,000 Dundee Precious Metals, Inc. ...... 589,178
9,323 Enghouse Systems Ltd. .......... 259,348
21,700 Evertz Technologies Ltd. ......... 231,131
19,383 Exco Technologies Ltd. .......... 110,867
76,945 FirstService Corp. .............. 12,898,290
134,672 H&R Real Estate Investment Trust
REIT ................... 986,663
8,800 Hammond Power Solutions, Inc. ... 608,594
131,285 Headwater Exploration, Inc. ...... 616,169
1,592,686 IAMGOLD Corp.(a) ............ 3,790,593
25,600 InPlay Oil Corp. ............... 41,700

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
CANADA (continued)
219,480 Killam Apartment Real Estate
Investment Trust REIT ...... $ 3,057,652
99,117 Kinaxis, Inc.(a) ................ 12,069,943
1,204,630 Kinross Gold Corp. ............. 6,637,511
411,025 Knight Therapeutics, Inc.(a) ....... 1,623,372
26,000 Labrador Iron Ore Royalty Corp. ... 638,373
300 Lassonde Industries, Inc. - Class A .. 32,018
120,785 Laurentian Bank of Canada ....... 2,383,448
710,500 Lightspeed Commerce, Inc.(a) ..... 13,111,313
19,595 Linamar Corp. ................ 929,431
45,700 Lundin Gold, Inc. .............. 539,107
11,050 Major Drilling Group International,
Inc.(a) ................... 68,218
285,667 Martinrea International, Inc. ...... 2,934,331
17,980 Methanex Corp. ............... 797,328
45,415 Metro, Inc. ................... 2,384,503
1,345 Morguard Corp. ............... 112,136
66,466 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 748,481
366,872 Mullen Group Ltd. ............. 4,084,997
32,570 North West Co., Inc. (The) ....... 942,130
76,930 Northland Power, Inc. ........... 1,415,633
311,727 Pan American Silver Corp. ........ 4,214,549
24,350 Parkland Corp. ................ 830,955
206,987 Pason Systems, Inc. ............. 2,269,321
17,700 Plaza Retail REIT .............. 48,843
2,500 Primaris Real Estate Investment Trust
REIT ................... 25,828
28,415 Quebecor, Inc. - Class B ......... 690,904
270,000 RB Global, Inc. ................ 17,271,900
11,908 Reitmans Canada Ltd. - Class A(a) .. 22,763
99,890 Richelieu Hardware Ltd. ......... 3,226,021
125,210 RioCan Real Estate Investment Trust
REIT ................... 1,703,366
957 Russel Metals, Inc. .............. 31,384
8 SIR Royalty Income Fund - Units .. 95
30,200 SmartCentres Real Estate Investment
Trust REIT ............... 553,931
1,600 Softchoice Corp. ............... 19,732
67,574 Stelco Holdings, Inc. ............ 2,169,284
115,250 Stella-Jones, Inc. ............... 6,818,390
50,375 Teck Resources Ltd. - Class B ...... 2,016,199
2,500 TECSYS, Inc. ................. 65,120
41,875 TFI International, Inc. ........... 5,503,287
92,775 TMX Group Ltd. .............. 2,294,447
56,882 Torex Gold Resources, Inc.(a) ..... 584,284
78,005 Tourmaline Oil Corp. ........... 3,372,703
10,825 Transat AT, Inc.(a) .............. 33,978
140,110 Transcontinental, Inc. - Class A .... 1,410,010
142,270 Vermilion Energy, Inc. ........... 1,529,102
44,177 Wajax Corp. .................. 1,046,224
22,400 Westaim Corp. (The)(a) .......... 60,147
Shares Value
CANADA (continued)
475,912 Western Forest Products, Inc. ...... $ 240,708
36,230 Westshore Terminals Investment Corp. 765,318
851,655 Whitecap Resources, Inc. ......... 5,511,100
6,100 Winpak Ltd. .................. 191,378
241,290,444
CHILE — 0.1%
2,950,192 Cencosud SA .................. 5,134,121
CHINA — 3.1%
5,415,716 3SBio, Inc.(d)(e) ............... 4,081,014
15,134,000 Agricultural Bank of China Ltd. - H
Shares ................... 5,859,749
1,914,439 Aisino Corp. - A Shares .......... 2,298,162
194,700 Autohome, Inc. - ADR .......... 4,906,440
3,196,200 Bank of Changsha Co. Ltd. - A Shares 3,186,395
2,261,239 Bank of Chengdu Co. Ltd. - A Shares 3,940,922
11,870,770 Bank of China Ltd. - H Shares ..... 4,454,748
6,712,000 Bank of Communications Co. Ltd. - H
Shares ................... 3,970,854
4,640,951 Bank of Jiangsu Co. Ltd. - A Shares . 4,726,645
2,881,900 Beibuwan Port Co. Ltd. - A Shares .. 2,946,367
1,020,100 Beibuwan Port Co. Ltd. - A Shares .. 1,044,365
6,712,800 Beijing Ultrapower Software Co. Ltd. -
A Shares ................. 8,702,809
4,926,600 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 5,598,401
10,852,900 Beiqi Foton Motor Co. Ltd. - A
Shares(a) ................. 3,673,707
7,395,044 China Construction Bank Corp. - H
Shares ................... 4,391,648
1,235,600 China National Medicines Corp. Ltd. -
A Shares ................. 5,144,025
6,863,000 China Railway Group Ltd. - H Shares 3,138,707
954,800 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 731,782
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,226,620
888,400 Chongqing Department Store Co. Ltd.
- A Shares ................ 3,474,274
5,845,600 Daqin Railway Co. Ltd. - A Shares .. 6,073,358
5,917,200 Dongfang Electric Corp. Ltd. - H
Shares ................... 5,066,570
4,636,000 Dongfeng Motor Group Co. Ltd. - H
Shares ................... 1,790,291
2,706,000 E-Commodities Holdings Ltd. ..... 513,403
3,961,274 FAW Jiefang Group Co. Ltd. - A
Shares(a) ................. 4,325,734
1,610,730 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 3,234,035
3,841,000 Greentown China Holdings Ltd. ... 2,893,624
4,675,100 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 4,475,462

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
CHINA (continued)
10,746,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... $ 5,234,700
6,143,300 IRICO Display Devices Co. Ltd. - A
Shares(a) ................. 4,988,169
2,675,600 JD Logistics, Inc.(a) (d)(e) ........ 2,336,269
3,317,583 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 2,592,913
6,129,125 Kingdee International Software Group
Co. Ltd.(a) ............... 5,924,804
1,358,700 Maccura Biotechnology Co. Ltd. - A
Shares ................... 2,218,935
2,593,800 MLS Co. Ltd. - A Shares ......... 2,498,963
6,130,000 ORG Technology Co. Ltd. - A Shares 3,247,940
3,838,600 Oriental Pearl Group Co. Ltd. - A
Shares ................... 3,645,767
12,079,000 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 3,755,096
625,700 Raytron Technology Co. Ltd. - A
Shares ................... 2,879,240
12,856,100 Rizhao Port Co. Ltd. - A Shares .... 4,779,410
1,779,500 Sany Heavy Industry Co. Ltd. - A
Shares ................... 3,241,246
13,414,050 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 5,351,425
890,400 Shanghai Kehua Bio-Engineering Co.
Ltd. - A Shares ............. 927,589
1,437,405 Shanghai Kehua Bio-Engineering Co.
Ltd. - A Shares ............. 1,495,369
2,436,100 Shanghai Mechanical and Electrical
Industry Co. Ltd. - A Shares ... 3,727,752
840,100 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 937,438
2,166,600 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 2,414,286
1,536,365 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 4,944,991
7,990,500 Sinopec Engineering Group Co. Ltd. -
H Shares ................. 4,007,760
1,846,000 Sinopharm Group Co. Ltd. - H Shares 4,854,029
2,671,758 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 5,346,252
8,768,186 Tianjin Port Co. Ltd. - A Shares .... 5,005,196
2,315,467 Tongkun Group Co. Ltd. - A Shares(a) 3,830,974
2,144,767 Triangle Tyre Co. Ltd. - A Shares ... 4,264,267
553,636 Vipshop Holdings Ltd. - ADR(a) ... 8,797,276
4,087,200 Wuxi Taiji Industry Co. Ltd. - A
Shares(a) ................. 3,150,213
2,773,500 Xiamen King Long Motor Group Co.
Ltd. - A Shares(a) ........... 2,358,745
4,878,400 Xiaomi Corp. - B Shares(a)(d)(e) ... 7,686,062
2,045,674 Xuji Electric Co. Ltd. - A Shares .... 5,642,827
1,974,700 Yifan Pharmaceutical Co. Ltd. - A
Shares(a) ................. 2,850,927
Shares Value
CHINA (continued)
3,030,000 Yunnan Copper Co. Ltd. - A Shares . $ 4,257,888
1,037,100 Yusys Technologies Co. Ltd. - A Shares 1,713,861
2,083,340 Zai Lab Ltd.(a) ................ 4,426,598
8,448,000 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 4,492,158
249,697,446
DENMARK — 1.3%
465,034 ALK-Abello A/S(a) ............. 7,504,202
1,150,807 Ambu A/S - Class B(a) ........... 19,088,494
85,298 D/S Norden A/S ............... 4,589,606
30,019 DSV A/S ..................... 5,370,694
250,157 FLSmidth & Co. A/S ............ 10,270,311
59,246 Genmab A/S(a) ................ 16,382,831
20,613 GN Store Nord AS(a) ........... 486,107
1,642,580 H Lundbeck A/S ............... 8,319,584
422,173 H Lundbeck A/S - Class A ........ 1,862,765
25,765 Invisio AB .................... 500,078
142,794 Matas A/S .................... 2,560,140
22,271 Nilfisk Holding A/S(a) ........... 392,474
118,760 NKT A/S(a) .................. 8,280,419
5,855 Pandora A/S .................. 855,515
13,529 Per Aarsleff Holding A/S ......... 622,737
3,769 Schouw & Co. A/S ............. 301,370
98 Solar A/S - Class B .............. 6,382
145,830 Spar Nord Bank A/S ............ 2,481,169
5,992 Sparekassen Sjaelland-Fyn A/S ..... 193,259
31,250 Sydbank A/S .................. 1,386,849
45,870 Topdanmark A/S ............... 2,034,257
185,547 Vestas Wind Systems A/S(a) ....... 5,231,501
47,350 Zealand Pharma A/S(a) .......... 3,241,538
101,962,282
FINLAND — 0.5%
15,903 Aktia Bank Oyj ................ 167,601
309 Aspo Oyj .................... 2,059
107,485 Cargotec Oyj - Class B ........... 6,110,537
443,645 Citycon Oyj .................. 2,320,055
124 Fiskars Oyj Abp ................ 2,313
57,267 Kemira Oyj ................... 1,071,883
15,271 Kojamo Oyj .................. 181,044
218,211 Konecranes Oyj ................ 9,371,400
32,247 Mandatum Oyj(a) .............. 145,597
6,789 Marimekko Oyj ................ 101,328
247,810 Metsa Board Oyj - Class B ........ 1,995,915
1,428,419 Metso Oyj .................... 14,276,537
12,419 Oriola Oyj - Class A ............ 16,149
95,894 Oriola Oyj - Class B ............ 112,552
73,995 Orion Oyj - Class B ............. 3,406,561
653,830 Outokumpu Oyj ............... 2,791,018
87,264 Puuilo Oyj ................... 840,561
24,302 Raisio Oyj - Class V ............. 53,519
2,242 Titanium Oyj(e) ............... 41,363
23,396 Tokmanni Group Corp. .......... 401,169

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
FINLAND (continued)
5,907 Vaisala Oyj - Class A ............ $ 233,511
51,435 Wartsila Oyj Abp ............... 758,746
44,401,418
FRANCE — 1.4%
12,260 ABC arbitrage ................. 58,631
3,790 Alten SA ..................... 586,011
24,725 Amundi SA(d)(e) ............... 1,672,340
945 ARGAN SA REIT .............. 83,805
3,607 Aubay ....................... 160,160
2,813 Boiron SA .................... 121,667
87,700 Carmila SA REIT .............. 1,558,341
27,153 Catana Group ................. 169,009
251,559 Cellectis SA(a) ................. 733,418
118,061 Cellectis SA - ADR(a) ........... 354,183
59,828 Cie des Alpes .................. 974,622
105,450 Coface SA .................... 1,424,923
67,620 Covivio SA REIT .............. 3,274,425
4,400 Dassault Aviation SA ............ 833,397
79,495 Edenred SE ................... 4,748,117
90,889 Elis SA ...................... 1,998,365
10,600 Eramet SA .................... 730,098
3,862 Esso SA Francaise .............. 226,076
174,879 Etablissements Maurel et Prom SA .. 1,036,610
56,025 Eurazeo SE ................... 4,772,224
47,321 Gaztransport Et Technigaz SA ..... 6,634,291
39,135 Gecina SA REIT ............... 4,316,068
1,755 GL Events SACA ............... 37,835
111 Groupe Guillin ................ 3,649
6,444 Interparfums SA ............... 340,954
31,510 Ipsen SA ..................... 3,633,074
69,052 IPSOS SA .................... 4,531,935
1,959 Jacquet Metals SACA ............ 38,292
5,558 Kaufman & Broad SA ........... 164,528
101,065 Klepierre SA REIT ............. 2,616,642
293,328 Lectra ....................... 10,346,285
2,369 Manitou BF SA ................ 53,068
9,370 Metropole Television SA ......... 132,890
5 Neurones .................... 245
25,645 Nexans SA ................... 2,334,165
2,459 Peugeot Invest ................. 265,397
7,300 Publicis Groupe SA ............. 731,413
22,994 Quadient SA .................. 487,174
411,837 Rexel SA ..................... 10,968,573
175,275 Rubis SCA ................... 4,432,096
57,050 SCOR SE .................... 1,701,868
6,250 SEB SA ...................... 763,190
3,243 Seche Environnement SACA ...... 402,967
57,524 Societe BIC SA ................ 3,980,231
18,448 Sopra Steria Group SACA ........ 4,327,054
184,449 SPIE SA ..................... 6,101,123
972 Stef SA ...................... 127,233
167,349 Technip Energies NV ............ 3,464,221
Shares Value
FRANCE (continued)
59,182 Television Francaise 1 SA ......... $ 520,713
3,373 Trigano SA ................... 531,316
182,296 Ubisoft Entertainment SA(a) ...... 4,021,103
44,629 Vallourec SACA(a) .............. 638,472
28,985 Veolia Environnement SA ........ 944,443
77,560 Verallia SA(d)(e) ............... 2,735,104
795 Vetoquinol SA ................. 91,543
28,809 Vicat SACA ................... 1,120,831
3,012 Virbac SACA .................. 1,086,997
4,559 Wavestone .................... 302,016
110,445,421
GERMANY — 1.5%
12,834 3U Holding AG ............... 28,655
432,059 AIXTRON SE ................ 16,080,467
1,238 Amadeus Fire AG .............. 149,555
1,528 Basler AG .................... 16,018
57,585 Bilfinger SE ................... 2,441,179
58,602 Brenntag SE .................. 5,181,004
4,211 CANCOM SE ................ 133,672
11,627 Carl Zeiss Meditec AG ........... 1,225,622
182,213 CECONOMY AG(a) ........... 442,622
3,102 Cewe Stiftung & Co. KGAA ...... 338,052
21,481 CTS Eventim AG & Co. KGaA .... 1,453,774
68,905 Deutz AG .................... 416,435
9,333 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 479,729
273,697 Duerr AG .................... 6,257,653
539 Einhell Germany AG - Preference
Shares ................... 90,586
579 Elmos Semiconductor SE ......... 40,440
24,741 Ernst Russ AG ................. 118,397
155,772 EuroEyes International Eye Clinic Ltd. 98,796
37,961 Fielmann Group AG ............ 1,975,204
71,479 flatexDEGIRO AG(a) ........... 781,627
133,371 Freenet AG ................... 3,685,399
75,558 FUCHS SE - Preference Shares .... 3,311,973
56,790 Gerresheimer AG .............. 5,789,684
12,974 Hamborner REIT AG ........... 91,705
27,690 Hannover Rueck SE ............ 6,637,760
89,242 Hensoldt AG .................. 2,679,124
26,937 HOCHTIEF AG .............. 2,889,934
5,426 Hornbach Holding AG & Co. KGaA 389,581
133,773 HUGO BOSS AG ............. 8,354,745
91,156 Immatics NV(a) ............... 1,035,532
14,032 Indus Holding AG .............. 338,253
20,417 Ionos SE(a) ................... 431,616
26,885 K+S AG ..................... 377,095
8 Knaus Tabbert AG .............. 355
11,686 Koenig & Bauer AG(a) .......... 140,415
30,446 Krones AG ................... 3,773,019
352 KSB SE & Co. KGaA - Preference
Shares ................... 222,264

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
GERMANY (continued)
4,105 KWS Saat SE & Co. KGaA ....... $ 230,558
266 MBB SE ..................... 25,757
23,046 Mutares SE & Co. KGaA ......... 936,086
2,960 New Work SE ................. 196,868
99 Paul Hartmann AG ............. 23,752
369,060 ProSiebenSat.1 Media SE ......... 2,596,233
92,356 SAF-Holland SE ............... 1,491,250
144,775 Salzgitter AG .................. 4,037,977
11,752 Schaeffler AG - Preference Shares ... 74,265
57,380 Scout24 SE(d)(e) ............... 4,224,906
21,524 Stabilus SE ................... 1,508,259
1,484 STO SE & Co. KGaA - Preference
Shares ................... 234,434
20,233 Stroeer SE & Co. KGaA ......... 1,187,922
205,413 Suedzucker AG ................ 2,895,718
73,359 Symrise AG ................... 7,568,719
1,486,399 thyssenkrupp AG ............... 9,173,595
36,603 United Internet AG ............. 959,454
672 Villeroy & Boch AG - Preference
Shares ................... 13,072
4,342 Vossloh AG ................... 192,603
62,138 Wacker Neuson SE ............. 1,151,422
5,146 Washtec AG .................. 177,537
116,798,328
GREECE — 0.4%
4,719,298 Alpha Services and Holdings SA(a) .. 8,404,448
4,631,994 Eurobank Ergasias Services and
Holdings SA(a) ............ 8,928,007
1,460,902 National Bank of Greece SA(a) ..... 11,107,363
1,710,416 Piraeus Financial Holdings SA(a) ... 6,926,719
35,366,537
HONG KONG — 0.5%
277,250 Analogue Holdings Ltd. .......... 35,171
98,000 APT Satellite Holdings Ltd. ....... 26,902
1,367,600 ASMPT Ltd. .................. 13,197,860
731,920 Bank of East Asia Ltd. (The) ...... 832,310
186,000 Binhai Investment Co. Ltd. ....... 31,436
1,530,000 Bright Smart Securities &
Commodities Group Ltd. ..... 270,153
66,035 Build King Holdings Ltd. ........ 9,467
474,481 Cafe de Coral Holdings Ltd. ...... 477,243
619 Chow Sang Sang Holdings
International Ltd. .......... 675
1,010,445 Chow Tai Fook Jewellery Group Ltd. 1,368,838
372,000 Comba Telecom Systems Holdings
Ltd. ..................... 31,045
3,006,710 COSCO SHIPPING Ports Ltd. .... 1,841,242
337,187 Dah Sing Banking Group Ltd. ..... 202,701
48,300 DFI Retail Group Holdings Ltd. ... 96,301
2,756,045 Emperor Watch & Jewellery Ltd. ... 62,893
48,000 Great Eagle Holdings Ltd. ........ 70,662
93,696 HKR International Ltd. .......... 14,905
Shares Value
HONG KONG (continued)
1,221,500 Hutchison Port Holdings Trust - U
Shares- Units .............. $ 182,929
431,247 International Housewares Retail Co.
Ltd. ..................... 78,263
205,918 Jacobson Pharma Corp. Ltd.(e) .... 15,838
52,354 JBM Healthcare Ltd.(e) .......... 6,456
122,326 Jinhui Shipping & Transportation Ltd. 77,155
673,882 Johnson Electric Holdings Ltd. .... 883,720
107,031 Kerry Logistics Network Ltd. ...... 118,917
122,000 LH GROUP Ltd.(e) ............ 13,767
613,374 Luk Fook Holdings International Ltd. 1,519,590
5,724,000 Nine Dragons Paper Holdings Ltd.(a) 2,120,669
21,061 Oriental Watch Holdings ......... 9,973
5,272,301 Pacific Basin Shipping Ltd. ....... 1,467,595
1,138,208 PC Partner Group Ltd. .......... 375,886
5,553,880 PCCW Ltd. .................. 2,872,758
74,000 Perfect Medical Health Management
Ltd. ..................... 28,450
951,043 Prosperity REIT ............... 151,474
1,269,477 Shun Tak Holdings Ltd.(a) ........ 126,750
1,310,326 Singamas Container Holdings Ltd. .. 90,244
358,000 SITC International Holdings Co. Ltd. 543,209
200,000 SOCAM Development Ltd.(a) ..... 15,383
273,500 Stella International Holdings Ltd. ... 360,698
1,070,388 Sun Art Retail Group Ltd. ........ 131,598
700,000 Sunlight Real Estate Investment Trust
REIT ................... 170,830
74,500 Swire Pacific Ltd. - A Shares ....... 576,409
1,098,612 Tai Hing Group Holdings Ltd.(e) ... 114,047
1,397 Tang Palace China Holdings Ltd. ... 91
7,274,000 United Laboratories International
Holdings Ltd. (The) ......... 6,288,011
840,737 VSTECS Holdings Ltd. .......... 453,024
123,000 VTech Holdings Ltd. ............ 712,415
123,676 Wai Kee Holdings Ltd.(a) ........ 14,650
1,439,700 WH Group Ltd.(d)(e) ........... 849,416
163,000 Yue Yuen Industrial Holdings Ltd. .. 153,714
39,093,733
ICELAND — 0.0%
913,879 Ossur HF(a) .................. 3,980,731
INDIA — 0.9%
4,746,307 Bank of India ................. 7,950,689
9,752,652 Indian Oil Corp. Ltd. ........... 17,270,670
1,317,200 Indus Towers Ltd.(a) ............ 3,519,383
455,188 Lupin Ltd. ................... 8,243,079
603,869 PB Fintech Ltd.(a) .............. 7,298,185
714,580 Sun TV Network Ltd. ........... 5,663,538
5,793,774 TV18 Broadcast Ltd.(a) .......... 4,372,280
258,954 WNS Holdings Ltd. - ADR(a) ..... 17,958,460
1,197,601 Zee Entertainment Enterprises Ltd.(a) 2,503,090
74,779,374

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
INDONESIA — 0.1%
35,325,900 Perusahaan Gas Negara Tbk PT .... $ 2,604,285
9,963,289 Semen Indonesia Persero Tbk PT ... 3,912,960
6,517,245
IRELAND — 0.1%
277,034 Alkermes Plc(a) ................ 7,493,770
352,166 Cairn Homes Plc ............... 539,143
33,201 COSMO Pharmaceuticals NV ..... 2,461,680
158,396 Greencore Group Plc(a) .......... 204,410
28,652 Mural Oncology Plc(a) .......... 125,782
11,262 Origin Enterprises Plc ........... 41,394
10,866,179
ISRAEL — 2.3%
32 Afcon Holdings Ltd.(a) .......... 863
206,026 Altshuler Shaham Finance Ltd. ..... 341,336
271,642 Amot Investments Ltd. .......... 1,411,310
2,966 Arad Ltd. .................... 48,177
130,982 B Communications Ltd.(a) ....... 496,846
246,330 Bank Leumi Le-Israel BM ........ 1,870,917
605,180 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 800,511
35,773 Brainsway Ltd.(a) .............. 111,269
12,025 Camtek Ltd.(a) ................ 931,935
72,229 Cellcom Israel Ltd.(a) ........... 295,576
116,025 CyberArk Software Ltd.(a) ........ 27,089,517
37,131 Danya Cebus Ltd. .............. 910,613
970 Delek Group Ltd. .............. 120,117
7,411 Delta Galil Ltd. ................ 342,079
45,998 FIBI Holdings Ltd. ............. 1,951,598
307,661 First International Bank of Israel Ltd.
(The) .................... 12,338,172
151,330 Fiverr International Ltd.(a) ........ 4,073,804
779 FMS Enterprises Migun Ltd. ...... 27,745
34,940 Formula Systems 1985 Ltd. ....... 2,340,499
12,818 Gav-Yam Lands Corp. Ltd. ....... 103,750
31,877 Harel Insurance Investments &
Financial Services Ltd. ....... 264,418
469 Hilan Ltd. .................... 26,069
7,115 IDI Insurance Co. Ltd. .......... 212,503
13,688 Israel Corp. Ltd.(a) ............. 3,136,952
6,432,768 Isramco Negev 2 LP ............. 2,907,459
465 Isras Investment Co. Ltd. ......... 98,121
217,334 JFrog Ltd.(a) .................. 7,069,875
496,552 Kornit Digital Ltd.(a) ........... 8,496,005
54,385 Max Stock Ltd. ................ 111,338
3,071 Meitav Investment House Ltd. ..... 13,146
56,238 Menora Mivtachim Holdings Ltd. .. 1,412,756
1,457 Mivtach Shamir Holdings Ltd.(a) ... 42,582
9,449 Naphtha Israel Petroleum Corp. Ltd. 47,214
2,328 Nayax Ltd.(a) ................. 56,852
131,865 Next Vision Stabilized Systems Ltd. . 1,410,089
365,610 Nice Ltd. - ADR(a) ............. 76,083,441
13,512,296 Oil Refineries Ltd. .............. 4,660,632
Shares Value
ISRAEL (continued)
45,762 One Software Technologies Ltd. .... $ 575,321
5,127 Paz Oil Co. Ltd. ............... 421,439
338,660 Plus500 Ltd. .................. 7,659,433
312,100 Radware Ltd.(a) ................ 5,705,188
38,873 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 2,174,528
57,823 Retailors Ltd. ................. 1,148,325
178,015 Sella Capital Real Estate Ltd. REIT . 401,113
1,204,720 Tel Aviv Stock Exchange Ltd. ...... 7,463,965
2,100 Telsys Ltd. .................... 137,206
187,342,604
ITALY — 1.5%
8,806,676 A2A SpA ..................... 17,460,690
1,490 ACEA SpA ................... 23,513
215,355 Anima Holding SpA(d)(e) ........ 971,994
148,624 Arnoldo Mondadori Editore SpA ... 380,920
9,078 Avio SpA(a)(e) ................. 80,563
28,637 Azimut Holding SpA ............ 798,363
145,193 Banca IFIS SpA ................ 2,513,114
625,542 Banca Mediolanum SpA ......... 6,401,626
536,631 Banca Monte dei Paschi di Siena
SpA(a) ................... 1,883,433
167,769 Banca Popolare di Sondrio SPA .... 1,274,710
111,700 Banco BPM SpA ............... 602,655
6,984 Banco di Desio e della Brianza SpA . 29,026
283,780 BFF Bank SpA(d)(e) ............ 3,066,710
34,007 Biesse SpA .................... 446,639
1,702,225 BPER Banca .................. 6,139,693
18,030 Brunello Cucinelli SpA .......... 1,787,438
336,165 Buzzi SpA .................... 11,426,243
102,217 Cairo Communication SpA ....... 198,767
3,485 Cembre SpA .................. 150,734
70,658 Cementir Holding NV .......... 757,765
96,263 CIR SpA-Compagnie Industriali(a) . 44,144
145,735 Credito Emiliano SpA ........... 1,324,791
6,429 Danieli & C Officine Meccaniche SpA 218,015
55,048 Danieli & C Officine Meccaniche SpA
- RSP ................... 1,336,092
86,162 Datalogic SpA ................. 562,790
596,570 Davide Campari-Milano NV ...... 6,043,992
92,972 De' Longhi SpA ............... 3,011,285
42,430 Digital Bros SpA(a) ............. 473,866
508,670 Ermenegildo Zegna NV .......... 6,200,687
16,655 Fila SpA ..................... 157,667
3,563 Fine Foods & Pharmaceuticals NTM 34,786
1,855,909 Hera SpA .................... 6,537,679
149,787 IMMSI SpA .................. 98,312
22,367 Intercos SpA .................. 349,677
1,852,709 Iren SpA ..................... 3,888,414
18,066 Italian Sea Group SpA (The) ...... 186,969
653,721 Iveco Group NV(a) ............. 6,976,094
740,346 Maire Tecnimont SpA ........... 3,847,594

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
ITALY (continued)
168,411 MFE-MediaForEurope NV - Class A $ 429,241
41,072 Moncler SpA .................. 2,526,615
441 Orsero SpA ................... 8,266
42,703 Piaggio & C SpA ............... 141,956
58,426 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 47,623
8,023 Salcef Group SpA .............. 203,981
172,985 Salvatore Ferragamo SpA ......... 2,206,366
33,070 Sanlorenzo SpA ................ 1,577,567
2,001,030 Saras SpA .................... 3,388,011
47,025 Sogefi SpA(a) .................. 95,191
23,567 SOL SpA .................... 678,271
196,815 Stevanato Group SpA ........... 6,246,908
1,191,658 Unipol Gruppo SpA ............ 7,399,728
29,946 Webuild SpA .................. 62,988
31,165 Zignago Vetro SpA ............. 455,303
123,155,465
JAPAN — 9.6%
7,400 &Do Holdings Co. Ltd. ......... 57,492
59,600 77 Bank Ltd. (The) ............. 1,433,578
4,500 A&A Material Corp. ............ 41,962
37,300 A&D HOLON Holdings Co. Ltd. .. 513,536
283,990 ABC-Mart, Inc. ................ 4,921,691
4,400 Abist Co. Ltd. ................. 94,089
131,100 Adastria Co. Ltd. ............... 3,056,086
48,400 ADEKA Corp. ................ 947,028
8,900 Ad-sol Nissin Corp. ............. 95,382
11,600 Advanced Media, Inc. ........... 151,338
38,440 Advantest Corp. ............... 1,529,830
21,700 Adways, Inc. .................. 75,882
39,800 Aeon Delight Co. Ltd. ........... 1,019,477
363,300 AEON Financial Service Co. Ltd. ... 3,308,806
990 AEON REIT Investment Corp. .... 932,859
61,900 Ai Holdings Corp. .............. 1,039,118
7,900 Aica Kogyo Co. Ltd. ............ 183,051
8,700 Aichi Corp. ................... 65,449
2,400 Aichi Financial Group, Inc. ....... 42,368
3,300 Aichi Steel Corp. ............... 75,894
1,400 Aichi Tokei Denki Co. Ltd. ....... 27,209
32,800 Ain Holdings, Inc. .............. 1,070,378
6,600 Aiphone Co. Ltd. .............. 131,935
108,200 Aisan Industry Co. Ltd. .......... 1,009,656
16,500 AIT Corp. .................... 211,512
57,000 Akatsuki, Inc. ................. 1,021,673
20,200 Akita Bank Ltd. (The) ........... 277,421
184,100 Alfresa Holdings Corp. .......... 3,019,047
10,700 Alpha Systems, Inc. ............. 225,335
12,300 AlphaPolis Co. Ltd.(a) ........... 200,000
90,400 Alps Alpine Co. Ltd. ............ 670,906
5,900 Alps Logistics Co. Ltd. ........... 71,364
111,892 Altech Corp. .................. 2,178,876
22,800 Amano Corp. ................. 525,418
Shares Value
JAPAN (continued)
5,500 Amiyaki Tei Co. Ltd. ............ $ 165,831
4,200 Amuse, Inc. ................... 45,280
1,800 Anabuki Kosan, Inc. ............ 26,319
66,600 Anest Iwata Corp. .............. 587,274
80,600 Anicom Holdings, Inc. .......... 320,073
53,900 Anritsu Corp. ................. 426,815
2,900 AOI Electronics Co. Ltd. ......... 55,744
85,300 AOKI Holdings, Inc. ............ 678,872
12,900 Aoyama Trading Co. Ltd. ......... 155,397
98,200 ARE Holdings, Inc. ............. 1,367,397
30,200 Arealink Co. Ltd. ............... 524,408
30,200 Artiza Networks, Inc. ............ 140,516
12,600 Artner Co. Ltd. ................ 187,086
40,700 As One Corp. ................. 1,536,493
165,800 Asahi Diamond Industrial Co. Ltd. . 979,600
21,300 Asahi Net, Inc. ................ 89,973
15,100 ASAHI YUKIZAI CORP. ........ 420,073
59,100 Asia Pile Holdings Corp. ......... 317,158
7,600 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 101,991
198,270 ASKUL Corp. ................. 2,679,947
21,304 Ateam, Inc. ................... 81,831
57,800 Atrae, Inc.(a) .................. 274,461
7,700 Aucnet, Inc. .................. 110,399
74,096 Avant Group Corp. ............. 723,475
105,800 Avex, Inc. .................... 1,014,897
21,500 Awa Bank Ltd. (The) ............ 360,618
11,200 Axell Corp. ................... 165,139
17,800 Axial Retailing, Inc. ............. 492,410
499,500 Azbil Corp. ................... 16,141,195
35,200 Bando Chemical Industries Ltd. .... 417,829
10,700 Bank of Iwate Ltd. (The) ......... 187,588
13,900 Bank of Saga Ltd. (The) .......... 183,650
4,500 baudroie, Inc.(a) ............... 99,139
2,600 Belc Co. Ltd. .................. 111,085
339,700 BIPROGY, Inc. ................ 9,945,892
19,500 B-Lot Co. Ltd. ................ 141,979
87,300 BML, Inc. .................... 1,687,216
3,100 BrainPad, Inc. ................. 24,382
301,700 Bunka Shutter Co. Ltd. .......... 3,005,299
11,000 Business Brain Showa-Ota, Inc. .... 166,905
7,600 Business Engineering Corp. ....... 230,536
1,700 Canare Electric Co. Ltd. ......... 19,703
2,200 Canon Electronics, Inc. .......... 31,280
4,700 Career Design Center Co. Ltd. ..... 66,944
152,100 Carenet, Inc. .................. 832,454
14,800 Carlit Holdings Co. Ltd. ......... 97,072
274,900 Casio Computer Co. Ltd. ........ 2,370,273
1,700 Celm, Inc. .................... 9,478
11,100 Celsys, Inc. ................... 50,950
3,300 Central Automotive Products Ltd. .. 108,920
58,000 Central Glass Co. Ltd. ........... 1,085,187
30,152 Central Security Patrols Co. Ltd. ... 517,528

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
142,900 Chiba Kogyo Bank Ltd. (The) ..... $ 833,747
2,400 Chilled & Frozen Logistics Holdings
Co. Ltd. ................. 27,393
5,700 Chino Corp. .................. 92,682
12,000 Chiyoda Co. Ltd. .............. 72,975
271,200 Chiyoda Corp.(a) .............. 621,987
2,500 Chiyoda Integre Co. Ltd. ......... 46,778
3,500 Chofu Seisakusho Co. Ltd. ....... 50,068
1,300 Chori Co. Ltd. ................ 26,235
6,200 Chuetsu Pulp & Paper Co. Ltd. .... 83,764
51,700 Chugoku Marine Paints Ltd. ...... 657,666
805,980 CKD Corp. ................... 14,211,911
5,200 Cleanup Corp. ................ 26,692
16,600 Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 225,296
155,500 COLOPL, Inc. ................ 664,209
320 Comforia Residential REIT, Inc. ... 670,665
219,600 Computer Engineering & Consulting
Ltd. ..................... 2,432,841
7,700 COMSYS Holdings Corp. ........ 168,592
29,500 Comture Corp. ................ 364,788
27,600 Copro-Holdings Co. Ltd. ........ 307,432
1,800 Core Corp. ................... 22,085
21,000 Cosel Co. Ltd. ................. 211,279
8,100 Cosmos Initia Co. Ltd. .......... 42,959
6,150 Cosmos Pharmaceutical Corp. ..... 660,597
228,535 Credit Saison Co. Ltd. ........... 4,241,948
51,100 Creek & River Co. Ltd. .......... 693,396
63,000 Cresco Ltd. ................... 816,899
4,600 CTI Engineering Co. Ltd. ........ 182,912
19,400 CTS Co. Ltd. ................. 91,738
2,800 Cube System, Inc. .............. 21,475
5,900 Curves Holdings Co. Ltd. ........ 27,333
13,000 Cyber Security Cloud, Inc.(a) ...... 217,083
18,200 Cybozu, Inc. .................. 273,231
52,000 Daicel Corp. .................. 509,453
36,700 Dai-Dan Co. Ltd. .............. 407,341
9,700 Daihatsu Diesel Manufacturing Co.
Ltd. ..................... 84,540
22,700 Daihen Corp. ................. 1,075,631
5,900 Dai-Ichi Cutter Kogyo KK ........ 54,914
10,000 Daiichi Jitsugyo Co. Ltd. ......... 127,774
9,000 Daiichikosho Co. Ltd. ........... 123,299
51,100 Daiken Medical Co. Ltd. ......... 183,932
158,759 Daikokutenbussan Co. Ltd. ....... 8,986,920
7,200 Daikyonishikawa Corp. .......... 36,030
1,800 Dainichiseika Color & Chemicals
Manufacturing Co. Ltd. ...... 33,466
22,400 Daisue Construction Co. Ltd. ..... 217,712
38,610 Daito Pharmaceutical Co. Ltd. ..... 515,446
29,900 Daitron Co. Ltd. ............... 606,493
475 Daiwa House REIT Investment Corp. 839,278
2,500 Daiwa Industries Ltd. ........... 26,668
Shares Value
JAPAN (continued)
99,400 Daiwa Securities Group, Inc. ...... $ 712,386
42,400 Daiwabo Holdings Co. Ltd. ....... 921,976
235,000 Dear Life Co. Ltd. .............. 1,617,963
24,500 Denka Co. Ltd. ................ 427,237
3,100 Densan System Holdings Co. Ltd. .. 62,151
39,700 Dentsu Group, Inc. ............. 1,053,689
39,700 Dentsu Soken, Inc. ............. 1,482,232
6,300 Denyo Co. Ltd. ................ 97,155
9,000 Digital Arts, Inc. ............... 308,495
6,100 Digital Hearts Holdings Co. Ltd. ... 42,396
20,100 Digital Holdings, Inc. ........... 170,193
45,900 dip Corp. .................... 783,890
9,600 Direct Marketing MiX, Inc. ....... 28,420
23,810 Disco Corp. .................. 6,424,872
370,700 DMG Mori Co. Ltd. ............ 7,422,739
117,700 Doshisha Co. Ltd. .............. 1,772,308
4,900 Double Standard, Inc. ........... 54,150
19,800 Dowa Holdings Co. Ltd. ......... 690,532
58,000 Duskin Co. Ltd. ............... 1,346,669
1,400 Ebara Jitsugyo Co. Ltd. .......... 28,720
5,000 Ebase Co. Ltd. ................. 24,449
1,500 Eco's Co. Ltd. ................. 24,966
27,600 eGuarantee, Inc. ............... 359,730
24,300 Ehime Bank Ltd. (The) .......... 173,897
158,400 Eiken Chemical Co. Ltd. ......... 1,974,304
13,400 Eizo Corp. ................... 462,697
143,600 Elecom Co. Ltd. ............... 1,670,074
14,300 Elematec Corp. ................ 173,150
277,550 en Japan, Inc. ................. 5,129,526
2,900 Endo Lighting Corp. ............ 27,742
3,500 Entrust, Inc. .................. 18,404
13,000 ERI Holdings Co. Ltd. .......... 163,481
3,000 Eslead Corp. .................. 71,008
4,300 eSOL Co. Ltd. ................ 16,957
23,000 Exedy Corp. .................. 441,266
100,900 EXEO Group, Inc. ............. 2,253,512
7,200 FALCO HOLDINGS Co. Ltd. .... 104,649
275,100 FAN Communications, Inc. ....... 747,248
7,100 Fast Fitness Japan, Inc. ........... 52,580
65,600 FCC Co. Ltd. ................. 854,629
4,400 Feed One Co. Ltd. .............. 26,380
58,905 Ferrotec Holdings Corp. ......... 1,136,064
11,600 Fibergate, Inc. ................. 75,800
2,100 FIDEA Holdings Co. Ltd. ........ 22,960
61,800 Financial Partners Group Co. Ltd. .. 708,771
8,300 FINDEX, Inc. ................. 60,265
18,000 First Bank of Toyama Ltd. (The) .... 101,856
12,800 FJ Next Holdings Co. Ltd. ........ 107,942
73,200 Forum Engineering, Inc. ......... 404,370
47,400 Foster Electric Co. Ltd. .......... 348,274
4,100 France Bed Holdings Co. Ltd. ..... 38,797
67,527 Freee KK(a) ................... 1,271,142

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
470 Frontier Real Estate Investment Corp.
REIT ................... $ 1,389,263
28,600 Fudo Tetra Corp. ............... 451,638
31,400 Fuji Corp. .................... 532,025
31,400 Fuji Corp. .................... 377,299
1,900 Fuji Kosan Co. Ltd. ............. 25,837
22,200 Fuji Media Holdings, Inc. ........ 262,998
41,200 Fuji Oil Co. Ltd. ............... 105,546
18,725 Fuji Pharma Co. Ltd. ............ 249,379
7,900 Fuji Seal International, Inc. ....... 93,163
19,700 Fuji Soft, Inc. ................. 863,498
91,500 Fujimi, Inc. ................... 1,833,644
14,700 Fujimori Kogyo Co. Ltd. ......... 405,998
30,300 Fujisash Co. Ltd. ............... 15,602
35,000 Fujitec Co. Ltd. ................ 893,041
700 Fukuda Corp. ................. 25,904
7,400 Fukuda Denshi Co. Ltd. ......... 394,578
74,753 Fukui Computer Holdings, Inc. .... 1,319,432
3,000 Fukushima Galilei Co. Ltd. ....... 104,487
13,200 Fukuyama Transporting Co. Ltd. ... 365,074
157,700 FULLCAST Holdings Co. Ltd. .... 1,903,909
11,400 Funai Soken Holdings, Inc. ....... 198,492
33,200 Furukawa Electric Co. Ltd. ....... 603,923
98,800 Furuno Electric Co. Ltd. ......... 1,419,472
89,183 Furyu Corp. .................. 808,442
1,400 Fuso Pharmaceutical Industries Ltd. . 20,957
2,800 Futaba Corp. .................. 9,768
189,800 Futaba Industrial Co. Ltd. ........ 1,143,853
142,000 Future Corp. .................. 1,685,349
9,900 Fuyo General Lease Co. Ltd. ...... 885,320
14,600 G-7 Holdings, Inc. ............. 124,465
92,000 Gakken Holdings Co. Ltd. ........ 635,851
1,800 Gakkyusha Co. Ltd. ............. 25,184
44,100 Gakujo Co. Ltd. ............... 530,082
21,400 Gamecard-Joyco Holdings, Inc. .... 348,281
12,200 Gecoss Corp. .................. 96,863
1,100 Genki Sushi Co. Ltd. ............ 29,834
2,600 Global Link Management KK ..... 45,617
127,500 Glory Ltd. .................... 2,634,336
55,600 GMO Financial Gate, Inc. ........ 3,826,785
3,700 GMO GlobalSign Holdings KK .... 70,603
72,100 GMO Payment Gateway, Inc. ..... 4,350,393
12,900 Grandy House Corp. ............ 59,022
4,400 Gree, Inc. .................... 17,504
12,300 Greens Co. Ltd. ................ 177,247
370,980 GungHo Online Entertainment, Inc. 6,237,057
33,100 Gunze Ltd. ................... 1,209,841
122,200 H.U. Group Holdings, Inc. ....... 2,271,684
1,500 Halows Co. Ltd. ............... 44,476
8,600 Hamakyorex Co. Ltd. ........... 239,460
73,085 Hamamatsu Photonics KK ........ 2,887,216
54,100 Hanwa Co. Ltd. ............... 1,978,789
29,100 Happinet Corp. ................ 574,044
Shares Value
JAPAN (continued)
59,700 Heiwa Corp. .................. $ 887,014
8,600 Hennge KK(a) ................. 73,156
3,200 Hibiya Engineering Ltd. ......... 55,742
14,700 Hiday Hidaka Corp. ............ 296,303
11,000 Hioki EE Corp. ................ 488,135
80,900 Hisamitsu Pharmaceutical Co., Inc. . 2,305,836
19,200 Hitachi Zosen Corp. ............ 118,470
17,411 Hito Communications Holdings, Inc. 142,506
36,100 Hochiki Corp. ................. 485,048
2,900 Hodogaya Chemical Co. Ltd. ...... 71,695
102,600 Hokkaido Electric Power Co., Inc. .. 457,756
8,700 Hokkaido Gas Co. Ltd. .......... 139,507
2,400 Hokkan Holdings Ltd. ........... 28,468
51,500 Hokuhoku Financial Group, Inc. ... 545,594
77,600 Horiba Ltd. ................... 6,226,165
7,900 Hosokawa Micron Corp. ......... 246,432
17,400 Hotland Co. Ltd. .............. 233,042
8,900 HS Holdings Co. Ltd. ........... 62,847
16,700 Hyakugo Bank Ltd. (The) ........ 64,768
42,900 Hyakujushi Bank Ltd. (The) ....... 721,809
41,300 IBJ, Inc. ..................... 193,740
1,800 Ichiken Co. Ltd. ............... 28,801
32,300 Ichikoh Industries Ltd. .......... 127,958
2,500 Ichinen Holdings Co. Ltd. ........ 26,737
2,200 ID Holdings Corp. ............. 25,036
3,200 Idec Corp. .................... 64,037
235,575 Idemitsu Kosan Co. Ltd. ......... 1,308,144
2,900 IG Port, Inc. .................. 99,325
12,200 I'll, Inc. ...................... 270,867
13,000 IMAGICA GROUP, Inc. ......... 57,208
1,300 Inaba Denki Sangyo Co. Ltd. ...... 31,062
1,166,311 Infomart Corp. ................ 3,130,241
106,045 Inpex Corp. ................... 1,441,413
20,500 Insource Co. Ltd. .............. 115,880
3,900 Integrated Design & Engineering
Holdings Co. Ltd. .......... 94,878
362,400 Internet Initiative Japan, Inc. ...... 7,027,449
40,500 I-PEX, Inc. ................... 493,721
4,500 IR Japan Holdings Ltd. .......... 48,122
3,000 Iriso Electronics Co. Ltd. ......... 70,156
17,000 ISB Corp. .................... 180,951
1,500 Ishizuka Glass Co. Ltd. .......... 37,480
142,530 Isuzu Motors Ltd. .............. 1,944,814
75,500 Itfor, Inc. .................... 622,454
33,300 ITmedia, Inc. .................. 238,110
1,900 Itochu-Shokuhin Co. Ltd. ........ 97,071
131,300 Itoki Corp. ................... 1,337,020
5,700 Iwaki Co. Ltd. ................. 85,540
7,200 Iyogin Holdings, Inc. ............ 48,974
78,500 Izumi Co. Ltd. ................ 1,847,951
35,700 J Trust Co. Ltd. ................ 115,521
371,200 JAC Recruitment Co. Ltd. ........ 1,695,933
3,100 Jade Group, Inc.(a) ............. 40,716

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
158,760 JAFCO Group Co. Ltd. .......... $ 1,883,005
118,800 Japan Aviation Electronics Industry
Ltd. ..................... 2,042,480
11,000 Japan Electronic Materials Corp. ... 136,705
18,500 Japan Elevator Service Holdings Co.
Ltd. ..................... 279,563
1,060 Japan Excellent, Inc. REIT ........ 876,400
29,200 Japan Exchange Group, Inc. ....... 646,246
168,700 Japan Lifeline Co. Ltd. ........... 1,505,340
18,000 Japan Medical Dynamic Marketing,
Inc. ..................... 91,211
1,490 Japan Metropolitan Fund Invest REIT 1,011,476
72,000 Japan Post Insurance Co. Ltd. ..... 1,347,976
48,400 Japan System Techniques Co. Ltd. .. 1,077,234
14,500 Japan Transcity Corp. ........... 62,021
3,300 Japan Wool Textile Co. Ltd. (The) .. 33,287
42,091 JBCC Holdings, Inc. ............ 1,087,358
39,400 JCR Pharmaceuticals Co. Ltd. ..... 290,308
1,700 JCU Corp. ................... 42,902
126,600 Jeol Ltd. ..................... 5,787,376
41,300 JFE Holdings, Inc. .............. 652,078
93,200 JGC Holdings Corp. ............ 1,091,695
20,800 JINUSHI Co. Ltd. ............. 328,429
3,200 JK Holdings Co. Ltd. ........... 23,200
5,700 J-Oil Mills, Inc. ................ 79,006
26,700 Joshin Denki Co. Ltd. ........... 445,590
29,700 JSB Co. Ltd. .................. 531,370
11,800 JSP Corp. .................... 156,016
5,400 J-Stream, Inc. ................. 14,372
10,600 JTEKT Corp. ................. 96,988
20,100 Juroku Financial Group, Inc. ...... 563,533
75,300 Justsystems Corp. .............. 1,573,312
58,400 JVCKenwood Corp. ............ 284,006
5,400 K&O Energy Group, Inc. ........ 82,496
5,100 Kaga Electronics Co. Ltd. ........ 236,079
56,300 Kajima Corp. ................. 1,004,778
222,000 Kakaku.com, Inc. .............. 2,525,319
23,200 Kaken Pharmaceutical Co. Ltd. .... 547,908
12,600 Kamei Corp. .................. 165,679
116,800 Kamigumi Co. Ltd. ............. 2,687,077
12,000 Kanaden Corp. ................ 126,733
172,900 Kanamoto Co. Ltd. ............. 3,302,558
7,600 Kandenko Co. Ltd. ............. 78,159
5,900 Kaneka Corp. ................. 143,473
19,300 Kanematsu Corp. .............. 299,233
51,200 Kansai Paint Co. Ltd. ........... 856,055
1,600 Kaonavi, Inc.(a) ................ 23,445
10,600 Katakura Industries Co. Ltd. ...... 122,088
46,100 Katitas Co. Ltd. ................ 573,143
800 Kato Sangyo Co. Ltd. ........... 26,086
2,800 Kato Works Co. Ltd. ............ 29,012
5,800 Kawada Technologies, Inc. ........ 298,044
Shares Value
JAPAN (continued)
200 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... $ 4,953
50,500 Kawasaki Kisen Kaisha Ltd. ....... 2,460,552
1,660 KDX Realty Investment Corp. REIT 1,800,672
41,600 Keihanshin Building Co. Ltd. ..... 420,374
9,200 Kenko Mayonnaise Co. Ltd. ...... 109,609
43,400 Kewpie Corp. ................. 772,364
31,500 KH Neochem Co. Ltd. .......... 490,886
800 Kimoto Co. Ltd. ............... 1,170
9,400 Kimura Unity Co. Ltd. .......... 98,578
59,400 Kinden Corp. ................. 989,875
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,221,389
2,700 Kitagawa Corp.(a) .............. 27,892
1,800 Kita-Nippon Bank Ltd. (The) ...... 27,494
67,250 Kitz Corp. .................... 549,831
45,500 KNT-CT Holdings Co. Ltd.(a) .... 407,630
5,100 Koatsu Gas Kogyo Co. Ltd. ....... 29,896
17,600 Kobayashi Pharmaceutical Co. Ltd. . 794,297
124,600 Kobe Steel Ltd. ................ 1,720,463
70,600 Koei Tecmo Holdings Co. Ltd. ..... 879,405
1,000 Koike Sanso Kogyo Co. Ltd. ...... 30,324
14,800 Kokuyo Co. Ltd. ............... 238,347
7,300 Komatsu Wall Industry Co. Ltd. ... 165,970
43,500 Komeri Co. Ltd. ............... 974,688
100,700 Komori Corp. ................. 902,563
6,500 Kondotec, Inc. ................ 54,070
616,600 Konica Minolta, Inc.(a) .......... 1,692,081
26,800 Konishi Co. Ltd. ............... 256,654
37,400 Konoike Transport Co. Ltd. ....... 497,546
5,700 Kose Corp. ................... 372,909
7,100 Kotobuki Spirits Co. Ltd. ......... 95,528
9,500 KRS Corp. ................... 60,330
86,900 K's Holdings Corp. ............. 789,763
31,000 Kurabo Industries Ltd. ........... 659,887
26,700 Kureha Corp. ................. 511,097
2,500 Kurimoto Ltd. ................. 61,086
8,200 Kuriyama Holdings Corp. ........ 53,529
6,800 Kyodo Printing Co. Ltd. ......... 155,960
3,100 Kyoei Steel Ltd. ................ 44,559
22,700 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 310,707
23,500 Kyokuto Securities Co. Ltd. ....... 161,671
2,700 Kyudenko Corp. ............... 102,703
108,900 Kyushu Electric Power Co., Inc.(a) .. 815,565
11,400 Kyushu Leasing Service Co. Ltd. ... 89,190
6,600 LAC Co. Ltd. ................. 32,630
5,900 Lacto Japan Co. Ltd. ............ 90,229
81,500 Lawson, Inc. .................. 4,664,906
137,800 Leopalace21 Corp.(a) ............ 385,459
17,600 Life Corp. .................... 446,946
5,900 Lifedrink Co., Inc. .............. 227,285
228,500 LIFULL Co. Ltd. .............. 299,991
6,000 LIKE, Inc. .................... 61,255
291,500 Lion Corp. ................... 2,598,465

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
2,300 LITALICO, Inc. ............... $ 33,512
52,400 M&A Capital Partners Co. Ltd. .... 807,019
96,853 M3, Inc. ..................... 1,528,341
88,400 Mabuchi Motor Co. Ltd. ......... 1,532,177
1,600 Makino Milling Machine Co. Ltd. .. 64,808
42,600 Mandom Corp. ................ 370,848
25,800 MarkLines Co. Ltd. ............. 526,786
9,000 Maruwa Co. Ltd. ............... 1,800,773
21,000 Maruzen Showa Unyu Co. Ltd. .... 579,784
225,600 Marvelous, Inc. ................ 1,144,926
51,100 Matching Service Japan Co. Ltd. ... 431,615
5,800 Matsuda Sangyo Co. Ltd. ......... 107,945
2,300 Matsuoka Corp. ............... 25,199
54,300 Max Co. Ltd. ................. 1,206,823
69,400 Maxell Ltd. ................... 763,300
24,400 MCJ Co. Ltd. ................. 204,604
3,200 Media Do Co. Ltd.(a) ........... 27,263
7,700 Medical System Network Co. Ltd. .. 32,544
61,800 Medipal Holdings Corp. ......... 986,389
59,900 Megachips Corp. ............... 1,934,082
16,100 Megmilk Snow Brand Co. Ltd. .... 252,501
97,600 Meidensha Corp. ............... 1,749,512
6,300 Meisei Industrial Co. Ltd. ........ 49,656
285,700 MEITEC Group Holdings, Inc. .... 5,652,098
7,700 Meiwa Estate Co. Ltd. ........... 70,690
24,200 Melco Holdings, Inc. ............ 538,514
79,100 Menicon Co. Ltd. .............. 1,148,694
281,300 Micronics Japan Co. Ltd. ......... 8,352,727
8,600 Mie Kotsu Group Holdings, Inc. ... 36,616
12,800 Milbon Co. Ltd. ............... 305,889
10,700 Mimaki Engineering Co. Ltd. ..... 66,679
24,100 Mimasu Semiconductor Industry Co.
Ltd. ..................... 519,414
156,300 Mirait one Corp. ............... 2,065,028
429,300 Mirarth Holdings, Inc. .......... 1,438,535
27,600 Miroku Jyoho Service Co. Ltd. ..... 341,747
179,200 Mito Securities Co. Ltd. .......... 564,333
42,800 Mitsuba Corp. ................. 315,166
10,300 Mitsubishi Kakoki Kaisha Ltd. ..... 252,381
30,000 Mitsubishi Logisnext Co. Ltd. ..... 310,711
81,500 Mitsubishi Logistics Corp. ........ 2,517,464
40,400 Mitsubishi Materials Corp. ....... 739,623
302,900 Mitsubishi Motors Corp. ......... 954,458
7,300 Mitsubishi Pencil Co. Ltd. ........ 99,266
24,800 Mitsubishi Research Institute, Inc. .. 831,290
22,500 Mitsubishi Shokuhin Co. Ltd. ..... 764,912
4,300 Mitsubishi Steel Manufacturing Co.
Ltd. ..................... 47,771
27,000 Mitsuboshi Belting Ltd. .......... 900,660
26,100 Mitsui Mining & Smelting Co. Ltd. . 806,889
164,850 Mitsui OSK Lines Ltd. .......... 5,921,494
20,500 Mitsui-Soko Holdings Co. Ltd. .... 684,715
102,300 Miura Co. Ltd. ................ 1,869,388
Shares Value
JAPAN (continued)
145,400 Mixi, Inc. .................... $ 2,494,041
100,450 Mizuno Corp. ................. 2,996,693
15,900 Mochida Pharmaceutical Co. Ltd. .. 359,479
4,700 Modec, Inc.(a) ................. 73,398
162,700 Money Forward, Inc.(a) .......... 6,350,511
240,000 MonotaRO Co. Ltd. ............ 2,260,373
2,900 MORESCO Corp. ............. 28,662
20,300 Morinaga & Co. Ltd. ............ 387,443
411,486 Morinaga Milk Industry Co. Ltd. ... 8,426,619
17,500 Moriroku Holdings Co. Ltd. ...... 331,623
12,800 Morita Holdings Corp. .......... 138,229
27,300 Morito Co. Ltd. ............... 269,368
8,800 Mory Industries, Inc. ............ 284,491
46,580 Mugen Estate Co. Ltd. ........... 370,033
32,600 m-up Holdings, Inc. ............ 220,544
1,300 Murakami Corp. ............... 39,783
9,900 Musashino Bank Ltd. (The) ....... 186,513
8,500 Nachi-Fujikoshi Corp. ........... 198,228
48,100 Nagase & Co. Ltd. ............. 786,468
10,700 Naigai Trans Line Ltd. ........... 178,203
83,500 Nakanishi, Inc. ................ 1,366,548
1,900 Nanto Bank Ltd. (The) .......... 34,367
1,700 Nanyo Corp. .................. 25,579
1,300 Nareru Group, Inc. ............. 28,190
68,100 NEC Corp. ................... 4,449,976
10,500 NEC Networks & System Integration
Corp. ................... 169,567
6,400 Needs Well, Inc. ............... 33,849
3,000 NEOJAPAN, Inc. .............. 21,022
267,100 NET One Systems Co. Ltd. ....... 4,342,809
24,900 Nextage Co. Ltd. ............... 375,161
29,500 Nichias Corp. ................. 689,547
12,600 Nichiban Co. Ltd. .............. 148,237
2,800 Nichicon Corp. ................ 24,472
4,500 Nichiha Corp. ................. 90,402
4,300 Nichirin Co. Ltd. .............. 103,900
7,800 Nifco, Inc. ................... 202,416
15,800 Nihon Chouzai Co. Ltd. ......... 150,725
20,300 Nihon Falcom Corp. ............ 165,358
3,700 Nihon Flush Co. Ltd. ........... 23,583
90,900 Nihon Kohden Corp. ........... 2,770,351
45,500 Nihon M&A Center Holdings, Inc. . 273,495
13,200 Nihon Trim Co. Ltd. ............ 285,233
3,700 Nikkiso Co. Ltd. ............... 27,163
36,000 Nikkon Holdings Co. Ltd. ........ 773,376
120 Nippon Accommodations Fund, Inc.
REIT ................... 499,576
8,100 Nippon Air Conditioning Services Co.
Ltd. ..................... 47,613
380 Nippon Building Fund, Inc. REIT .. 1,537,522
16,500 Nippon Ceramic Co. Ltd. ........ 298,805
3,100 Nippon Chemical Industrial Co. Ltd. 41,269
1,900 Nippon Densetsu Kogyo Co. Ltd. .. 26,355

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
1,300 Nippon Dry-Chemical Co. Ltd. .... $ 25,223
23,500 Nippon Express Holdings, Inc. ..... 1,398,751
244,422 Nippon Gas Co. Ltd. ............ 3,786,256
11,900 Nippon Light Metal Holdings Co.
Ltd. ..................... 146,630
31,200 Nippon Paper Industries Co. Ltd.(a) . 289,199
1,400 Nippon Pillar Packing Co. Ltd. .... 46,034
3,000 Nippon Rietec Co. Ltd. .......... 26,358
32,800 Nippon Seiki Co. Ltd. ........... 304,025
41,500 Nippon Shinyaku Co. Ltd. ........ 1,466,111
5,600 Nippon Shokubai Co. Ltd. ....... 210,673
147,205 Nippon Steel Corp. ............. 3,542,441
43,900 Nippon Television Holdings, Inc. ... 512,167
62,300 Nippon Thompson Co. Ltd. ...... 249,478
22,600 Nippon Yusen KK .............. 778,815
86,300 Nipro Corp. .................. 694,986
32,600 Nishimatsuya Chain Co. Ltd. ...... 470,831
2,200 Nishimoto Co. Ltd. ............. 92,707
36,500 Nishi-Nippon Financial Holdings, Inc. 420,266
21,900 Nishio Holdings Co. Ltd. ........ 599,882
12,000 Nissan Tokyo Sales Holdings Co. Ltd. 39,403
7,100 Nissei ASB Machine Co. Ltd. ...... 205,986
2,100 Nisshin Seifun Group, Inc. ....... 29,293
358,200 Nisshinbo Holdings, Inc. ......... 2,956,364
21,000 Nissin Corp. .................. 387,420
65,900 Nisso Holdings Co. Ltd. ......... 382,542
7,400 Nitta Corp. ................... 191,500
139,200 Nitto Kogyo Corp. ............. 3,788,013
4,500 Nitto Kohki Co. Ltd. ............ 59,649
37,900 Nitto Seiko Co. Ltd. ............ 140,555
61,900 Nittoc Construction Co. Ltd. ...... 490,818
3,100 Noda Corp. ................... 25,327
250,817 NOF Corp. ................... 11,327,839
45,900 Nomura Co. Ltd. .............. 271,293
7,300 Noritake Co. Ltd. .............. 388,340
70,400 Noritz Corp. .................. 741,590
141,000 North Pacific Bank Ltd. .......... 359,561
16,100 NPR-RIKEN CORP ............ 292,722
32,900 NS Solutions Corp. ............. 1,097,311
274,822 NSD Co. Ltd. ................. 5,157,297
2,061 NSW, Inc. .................... 41,132
1,210 NTT UD REIT Investment Corp. .. 1,027,492
2,300 Obara Group, Inc. .............. 62,566
28,800 OBIC Business Consultants Co. Ltd. 1,392,776
18,000 Ogaki Kyoritsu Bank Ltd. (The) .... 240,984
15,100 Ohba Co. Ltd. ................. 103,693
5,900 Ohsho Food Service Corp. ........ 326,199
1,900 Oiles Corp. ................... 27,485
10,000 Oita Bank Ltd. (The) ............ 183,342
25,800 Okabe Co. Ltd. ................ 140,510
1,400 Okada Aiyon Corp. ............. 26,187
4,300 Okamoto Industries, Inc. ......... 145,701
147,900 Okamura Corp. ................ 2,216,602
Shares Value
JAPAN (continued)
155,900 Oki Electric Industry Co. Ltd. ..... $ 1,095,395
6,300 Okinawa Financial Group, Inc. .... 108,270
30,100 OKUMA Corp. ................ 1,354,323
9,200 Okura Industrial Co. Ltd. ........ 177,833
24,500 Ono Pharmaceutical Co. Ltd. ...... 441,591
214,800 Onward Holdings Co. Ltd. ....... 788,544
3,500 Ootoya Holdings Co. Ltd. ........ 128,814
55,900 Open Up Group, Inc. ........... 865,866
30,700 Optim Corp.(a) ................ 197,028
4,800 Optorun Co. Ltd. .............. 55,464
12,900 Oracle Corp. Japan ............. 1,016,638
36,800 Organo Corp. ................. 1,519,955
3,600 Oricon, Inc. .................. 20,180
89,400 Oriental Shiraishi Corp. .......... 223,860
415 Orix JREIT, Inc. REIT .......... 480,035
19,200 Oro Co. Ltd. .................. 379,133
181,300 Osaki Electric Co. Ltd. .......... 844,121
86,900 OSG Corp. ................... 1,182,563
59,200 Otsuka Corp. ................. 2,491,005
2,730 Oyo Corp. ................... 40,250
3,300 Pacific Industrial Co. Ltd. ........ 32,034
49,300 PAL GROUP Holdings Co. Ltd. ... 788,418
10,200 PALTAC Corp. ................ 310,543
31,400 Pan Pacific International Holdings
Corp. ................... 678,758
7,200 PAPYLESS Co. Ltd. ............ 45,103
40,300 Paramount Bed Holdings Co. Ltd. .. 727,863
10,300 Paris Miki Holdings, Inc. ......... 36,555
7,400 Pasco Corp. ................... 92,779
22,200 Pasona Group, Inc. ............. 404,841
2,800 PCA Corp. ................... 30,331
29,500 Pegasus Co. Ltd. ............... 89,192
2,000 People Dreams & Technologies Group
Co. Ltd. ................. 25,832
273,745 PeptiDream, Inc.(a) ............. 2,398,965
27,100 Pilot Corp. ................... 756,790
7,800 Plus Alpha Consulting Co. Ltd. .... 135,942
51,600 Pola Orbis Holdings, Inc. ......... 533,802
46,300 Pole To Win Holdings, Inc. ....... 157,053
4,800 PR Times, Corp.(a) ............. 70,398
129,000 Prestige International, Inc. ........ 529,695
44,300 Pronexus, Inc. ................. 389,207
108,352 Proto Corp. ................... 966,102
7,600 QB Net Holdings Co. Ltd. ....... 78,048
4,500 Quick Co. Ltd. ................ 79,926
4,100 R&D Computer Co. Ltd. ........ 24,741
2,400 Raito Kogyo Co. Ltd. ........... 33,550
96,100 Rakus Co. Ltd. ................ 1,579,511
2,500 Rasa Corp. ................... 28,636
81,900 Raysum Co. Ltd. ............... 2,017,431
39,100 Relo Group, Inc. ............... 392,475
146,200 Resorttrust, Inc. ................ 2,541,480
3,600 Restar Holdings Corp. ........... 74,608

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
16,548 Rheon Automatic Machinery Co. Ltd. $ 172,750
88,200 Riken Technos Corp. ............ 517,671
32,400 Riken Vitamin Co. Ltd. .......... 507,380
35,800 Rinnai Corp. .................. 811,079
7,600 Rion Co. Ltd. ................. 128,585
9,200 Riso Kagaku Corp. ............. 185,924
114,700 Riso Kyoiku Co. Ltd. ............ 189,280
2,900 Rix Corp. .................... 72,645
465,040 Rohm Co. Ltd. ................ 8,026,235
455,500 Rohto Pharmaceutical Co. Ltd. .... 9,320,274
57,900 Roland DG Corp. .............. 1,519,617
56,200 Round One Corp. .............. 248,912
8,400 RPA Holdings, Inc.(a) ........... 15,150
443,200 Ryohin Keikaku Co. Ltd. ......... 6,891,382
38,200 Sac's Bar Holdings, Inc. .......... 218,535
100 Saison Information Systems Co. Ltd. 1,359
68,800 Saizeriya Co. Ltd. .............. 2,361,857
3,000 Sakai Heavy Industries Ltd. ....... 141,823
34,200 Sakai Moving Service Co. Ltd. ..... 650,056
24,000 Sakata INX Corp. .............. 231,558
77,410 Sakata Seed Corp. .............. 1,927,708
2,200 San ju San Financial Group, Inc. ... 28,848
59,100 Sangetsu Corp. ................ 1,301,758
32,200 Sanix, Inc.(a) .................. 65,050
10,400 Sanken Electric Co. Ltd. ......... 477,809
4,300 Sanko Metal Industrial Co. Ltd. .... 146,372
95,505 Sankyo Co. Ltd. ............... 5,841,714
48,900 Sankyo Tateyama, Inc. ........... 300,583
53,600 Sankyu, Inc. .................. 2,003,690
48,600 Sansan, Inc.(a) ................. 452,428
4,100 Sansei Technologies, Inc. ......... 36,052
30,700 Sansha Electric Manufacturing Co.
Ltd. ..................... 355,423
2,200 Sanshin Electronics Co. Ltd. ...... 36,100
592,500 Santen Pharmaceutical Co. Ltd. .... 5,985,631
231,400 Sanwa Holdings Corp. ........... 3,536,760
6,100 Sanyo Chemical Industries Ltd. .... 178,286
4,300 Sanyo Denki Co. Ltd. ........... 178,793
29,600 Sanyo Shokai Ltd. .............. 541,096
22,500 Sanyo Trading Co. Ltd. .......... 200,483
113,800 Sato Holdings Corp. ............ 1,673,224
8,700 Sato Shoji Corp. ............... 93,534
59,340 Sawai Group Holdings Co. Ltd. .... 2,246,021
15,400 SB Technology Corp. ............ 259,330
27,800 SBI Global Asset Management Co.
Ltd. ..................... 131,967
14,700 SBS Holdings, Inc. ............. 248,826
153,300 SCREEN Holdings Co. Ltd. ...... 15,032,497
45,900 Scroll Corp. ................... 317,077
256,535 SCSK Corp. .................. 5,036,969
5,400 Seed Co. Ltd. ................. 28,862
252,400 Sega Sammy Holdings, Inc. ....... 3,714,725
7,700 Seika Corp. ................... 162,948
Shares Value
JAPAN (continued)
125,200 Seikagaku Corp. ............... $ 655,692
47,200 Seiko Group Corp. ............. 842,053
177,200 Seino Holdings Co. Ltd. ......... 2,587,801
4,900 Sekisui Jushi Corp. ............. 84,397
32,000 Sekisui Kasei Co. Ltd. ........... 109,343
900 Semba Corp. .................. 6,287
13,800 SERAKU Co. Ltd. .............. 110,571
11,200 SFP Holdings Co. Ltd. .......... 162,451
705,100 SG Holdings Co. Ltd. ........... 9,131,120
1,800 Shibaura Electronics Co. Ltd. ...... 66,844
17,200 Shibaura Machine Co. Ltd. ....... 417,013
9,600 Shibaura Mechatronics Corp. ...... 454,745
3,600 Shibusawa Warehouse Co. Ltd. (The) 76,310
6,300 Shibuya Corp. ................. 107,070
26,200 Shikoku Bank Ltd. (The) ......... 181,704
8,400 Shikoku Electric Power Co., Inc. ... 59,395
27,100 Shimamura Co. Ltd. ............ 2,973,101
7,900 Shin Nippon Air Technologies Co.
Ltd. ..................... 136,465
45,000 Shinagawa Refractories Co. Ltd. .... 611,323
63,000 Shindengen Electric Manufacturing
Co. Ltd. ................. 1,344,289
11,600 Shin-Etsu Polymer Co. Ltd. ....... 127,602
20,600 Shinmaywa Industries Ltd. ........ 171,001
27,500 Shinnihon Corp. ............... 226,286
20,100 Shinnihonseiyaku Co. Ltd. ........ 237,110
800 Shinsho Corp. ................. 32,882
31,300 Shizuoka Gas Co. Ltd. ........... 213,834
30,400 Shoei Co. Ltd. ................. 406,277
20,297 Shofu, Inc. ................... 391,894
3,400 Sigma Koki Co. Ltd. ............ 34,403
33,900 SIGMAXYZ Holdings, Inc. ....... 317,832
151,500 Simplex Holdings, Inc. .......... 2,761,313
73,500 Sinfonia Technology Co. Ltd. ...... 1,173,556
70,400 Sinko Industries Ltd. ............ 1,453,643
32,900 SK-Electronics Co. Ltd. .......... 908,704
349,600 SKY Perfect JSAT Holdings, Inc. ... 1,839,718
2,900 SMK Corp. ................... 49,192
180,100 SMS Co. Ltd. ................. 3,252,630
163,500 Sodick Co. Ltd. ................ 786,874
21,600 Softcreate Holdings Corp. ........ 254,167
474,500 Sohgo Security Services Co. Ltd. ... 2,590,290
51,800 Solasto Corp. ................. 202,391
103,713 Soliton Systems KK ............. 997,832
3,400 SPK Corp. ................... 47,059
6,000 Sprix, Inc. .................... 33,274
13,000 Square Enix Holdings Co. Ltd. ..... 507,991
4,400 SRA Holdings ................. 113,098
18,200 SRS Holdings Co. Ltd.(a) ........ 147,225
16,200 St. Marc Holdings Co. Ltd. ....... 251,279
29,600 Star Mica Holdings Co. Ltd. ...... 120,558
162,400 Star Micronics Co. Ltd. .......... 1,938,112
6,100 Startia Holdings, Inc. ............ 61,648

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
124,600 Starts Corp., Inc. ............... $ 2,556,022
8,400 Step Co. Ltd. .................. 116,395
3,500 Strike Co. Ltd. ................ 112,924
32,200 Subaru Corp. ................. 642,368
21,800 Sugi Holdings Co. Ltd. .......... 1,041,596
4,200 Sugimoto & Co. Ltd. ............ 64,632
6,100 Sumitomo Bakelite Co. Ltd. ....... 303,155
9,400 Sumitomo Densetsu Co. Ltd. ...... 194,298
72,000 Sumitomo Forestry Co. Ltd. ...... 2,116,458
28,200 Sumitomo Heavy Industries Ltd. ... 731,635
91,100 Sumitomo Mitsui Construction Co.
Ltd. ..................... 255,516
38,000 Sumitomo Mitsui Trust Holdings, Inc. 778,744
281,800 Sumitomo Pharma Co. Ltd. ....... 827,216
77,500 Sumitomo Riko Co. Ltd. ......... 666,033
129,100 Sumitomo Rubber Industries Ltd. .. 1,495,556
5,300 Sumitomo Seika Chemicals Co. Ltd. 187,825
38,000 Sumitomo Warehouse Co. Ltd. (The) 683,401
275,900 Sun Frontier Fudousan Co. Ltd. .... 3,299,558
19,700 Sun*, Inc.(a) .................. 128,914
207,200 Suntory Beverage & Food Ltd. ..... 6,759,852
42,000 Sun-Wa Technos Corp. .......... 664,636
162,600 Suzuken Co. Ltd. .............. 5,047,265
21,000 Synchro Food Co. Ltd.(a) ........ 91,799
2,500 System Research Co. Ltd. ......... 50,573
2,500 System Support, Inc. ............ 33,308
2,300 Systems Engineering Consultants Co.
Ltd. ..................... 85,067
418,800 Systena Corp. ................. 846,515
3,700 Syuppin Co. Ltd. ............... 26,081
5,000 T. RAD Co. Ltd. ............... 122,152
2,000 Tachibana Eletech Co. Ltd. ....... 42,169
40,400 Tadano Ltd. .................. 328,876
4,400 Taihei Dengyo Kaisha Ltd. ........ 132,896
4,500 Taiho Kogyo Co. Ltd. ........... 25,814
19,100 Taikisha Ltd. .................. 569,502
3,600 Takamatsu Construction Group Co.
Ltd. ..................... 72,294
4,300 Takaoka Toko Co. Ltd. .......... 69,844
35,700 Takara & Co. Ltd. .............. 683,112
76,600 Takara Holdings, Inc. ........... 648,069
101,300 Takara Standard Co. Ltd. ......... 1,210,332
13,200 Takasago International Corp. ...... 315,241
32,500 Takasago Thermal Engineering Co.
Ltd. ..................... 750,952
3,900 Takashima & Co. Ltd. ........... 35,455
62,800 Takeuchi Manufacturing Co. Ltd. .. 2,146,991
39,500 Takuma Co. Ltd. ............... 464,769
128,700 Tamron Co. Ltd. ............... 4,876,710
68,700 Tanseisha Co. Ltd. .............. 392,548
89,300 TBS Holdings, Inc. ............. 2,070,817
153,300 TechMatrix Corp. .............. 1,637,586
1,100 Techno Medica Co. Ltd. ......... 14,695
Shares Value
JAPAN (continued)
28,100 TechnoPro Holdings, Inc. ........ $ 647,841
15,200 Teikoku Electric Manufacturing Co.
Ltd. ..................... 302,792
14,600 Temairazu, Inc. ................ 283,097
2,000 Tenma Corp. .................. 30,793
8,000 Tenpo Innovation Co. Ltd. ....... 54,569
4,900 Tera Probe, Inc. ................ 234,598
2,000 Terasaki Electric Co. Ltd. ......... 26,630
19,187 T-Gaia Corp. .................. 259,650
85,580 TIS, Inc. ..................... 1,903,457
11,600 TKC Corp. ................... 300,473
11,500 Toa Corp. .................... 89,550
2,800 Toagosei Co. Ltd. .............. 26,801
5,200 Tobishima Corp. ............... 53,661
88,700 TOC Co. Ltd. ................. 425,021
20,900 Tocalo Co. Ltd. ................ 222,316
133,365 Tochigi Bank Ltd. (The) .......... 285,489
2,500 Toho Co. Ltd. ................. 48,243
51,700 Toho Gas Co. Ltd. .............. 1,038,648
184,400 Toho Holdings Co. Ltd. .......... 3,993,828
79,200 Tokai Carbon Co. Ltd. .......... 557,004
24,000 Tokai Corp. ................... 342,761
4,600 Tokyo Energy & Systems, Inc. ..... 32,210
7,700 Tokyo Individualized Educational
Institute, Inc. .............. 23,493
700 Tokyo Keiki, Inc. ............... 8,511
10,900 Tokyo Kiraboshi Financial Group, Inc. 318,840
37,800 Tokyo Ohka Kogyo Co. Ltd. ...... 863,371
4,300 Tokyo Rope Manufacturing Co. Ltd. 40,415
56,400 Tokyo Seimitsu Co. Ltd. ......... 3,653,237
42,410 Tokyo Tatemono Co. Ltd. ........ 653,620
19,600 Tokyotokeiba Co. Ltd. ........... 613,852
406,545 Tokyu Fudosan Holdings Corp. .... 2,718,801
1,035 Tokyu REIT, Inc. .............. 1,206,908
87,200 Toli Corp. .................... 202,240
900 Tomen Devices Corp. ........... 32,830
5,400 Tomoku Co. Ltd. .............. 88,124
119,885 TOMONY Holdings, Inc. ........ 330,116
305,790 Tomy Co. Ltd. ................ 5,016,981
800 Tonami Holdings Co. Ltd. ........ 25,686
31,400 Topre Corp. .................. 457,036
20,100 Topy Industries Ltd. ............ 394,275
3,700 Torikizoku Co. Ltd. ............. 94,636
196,300 Tosei Corp. ................... 2,834,660
77,855 Toshiba TEC Corp. ............. 1,615,149
91,300 TOTO Ltd. ................... 2,471,061
36,400 Towa Bank Ltd. (The) ........... 157,316
200 Towa Food Service Co. Ltd. ....... 2,598
142,500 Towa Pharmaceutical Co. Ltd. ..... 2,493,664
6,600 Toyo Denki Seizo KK ........... 48,178
109,500 Toyo Engineering Corp.(a) ........ 599,611
2,200 Toyo Kanetsu KK .............. 64,922
18,700 Toyo Machinery & Metal Co. Ltd. .. 89,289

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
44,700 Toyo Seikan Group Holdings Ltd. .. $ 710,037
72,688 Toyo Suisan Kaisha Ltd. .......... 3,784,972
101,400 Toyo Tire Corp. ................ 1,679,013
2,200 Toyokumo, Inc. ................ 22,776
65,800 Toyota Boshoku Corp. ........... 1,084,208
56,200 Traders Holdings Co. Ltd. ........ 222,668
6,500 Trancom Co. Ltd. .............. 308,039
6,000 Transaction Co. Ltd. ............ 100,319
143,900 Transcosmos, Inc. .............. 3,004,805
54,305 Trend Micro, Inc. .............. 3,106,754
2,900 Trinity Industrial Corp. .......... 20,167
93,200 Trusco Nakayama Corp. ......... 1,592,266
118,700 Tsubakimoto Chain Co. ......... 3,432,859
4,300 Tsubakimoto Kogyo Co. Ltd. ...... 195,040
89,900 Tsugami Corp. ................ 726,001
27,300 Tsukada Global Holdings, Inc. ..... 74,534
14,900 Tsukuba Bank Ltd. ............. 26,089
15,700 TV Asahi Holdings Corp. ........ 187,135
3,700 TYK Corp. ................... 12,620
38,500 UACJ Corp. .................. 1,063,419
31,600 Ubicom Holdings, Inc. .......... 320,549
9,800 Uchida Yoko Co. Ltd. ........... 506,211
500 ULS Group, Inc. ............... 13,884
4,900 Union Tool Co. ................ 112,850
46,500 Unipres Corp. ................. 324,321
112,900 United Arrows Ltd. ............. 1,480,581
96,800 UNITED, Inc. ................ 609,781
2,800 Usen-Next Holdings Co. Ltd. ..... 81,270
147,200 Ushio, Inc. ................... 2,062,163
147,040 USS Co. Ltd. ................. 2,780,735
48,600 UT Group Co. Ltd.(a) ........... 778,668
7,500 V Technology Co. Ltd. .......... 137,890
20,300 Valor Holdings Co. Ltd. ......... 346,820
70,400 ValueCommerce Co. Ltd. ........ 600,423
46,800 Vector, Inc. ................... 375,824
8,100 Vertex Corp. .................. 97,488
39,900 Vision, Inc.(a) ................. 316,724
1,400 Visional, Inc.(a) ................ 87,621
56,200 Vital KSK Holdings, Inc. ......... 437,983
179,800 Wacom Co. Ltd. ............... 828,577
700 Warabeya Nichiyo Holdings Co. Ltd. 13,600
2,200 Waseda Academy Co. Ltd. ........ 25,819
700 WDB coco Co. Ltd. ............ 21,800
23,300 WDB Holdings Co. Ltd. ......... 366,935
8,000 Welbe, Inc. ................... 45,860
28,700 Will Group, Inc. ............... 235,205
20,200 WingArc1st, Inc. ............... 384,281
37,200 Workman Co. Ltd. ............. 1,063,441
33,800 Wowow, Inc. .................. 257,730
103,400 Xebio Holdings Co. Ltd. ......... 687,354
135,700 YAMABIKO Corp. ............. 1,520,618
1,500 YAMADA Consulting Group Co. Ltd. 18,560
30,400 Yamae Group Holdings Co. Ltd. ... 675,330
Shares Value
JAPAN (continued)
4,500 Yamagata Bank Ltd. (The) ........ $ 33,973
66,800 Yamaguchi Financial Group, Inc. ... 634,939
80,000 Yamaichi Electronics Co. Ltd. ..... 1,146,275
33,400 Yamanashi Chuo Bank Ltd. (The) ... 399,512
20,200 Yamashin-Filter Corp. ........... 45,667
65,400 Yamazen Corp. ................ 559,285
22,900 Yellow Hat Ltd. ................ 284,302
30,400 Yokogawa Bridge Holdings Corp. ... 588,339
147,410 Yokohama Rubber Co. Ltd. (The) ... 3,488,854
8,200 Yokowo Co. Ltd. ............... 79,791
9,800 Yorozu Corp. .................. 62,973
59,700 Yoshinoya Holdings Co. Ltd. ...... 1,331,330
21,400 Yossix Holdings Co. Ltd. ......... 436,779
6,200 Yuasa Trading Co. Ltd. .......... 206,579
4,600 Yurtec Corp. .................. 36,333
20,100 Yushin Precision Equipment Co. Ltd. 91,822
150,700 Zenkoku Hosho Co. Ltd. ......... 5,608,065
116,300 Zenrin Co. Ltd. ................ 699,441
60,600 Zeon Corp. ................... 549,789
48,000 ZERIA Pharmaceutical Co. Ltd. .... 664,773
234,200 ZIGExN Co. Ltd. .............. 837,462
5,800 Zojirushi Corp. ................ 56,133
60,600 ZOZO, Inc. .................. 1,326,929
13,100 Zuken, Inc. ................... 358,057
768,669,273
JERSEY CHANNEL ISLANDS — 0.0%
302,662 Novocure Ltd.(a) ............... 4,213,055
MALAYSIA — 0.0%
21,463,000 Top Glove Corp. Behrad(a) ....... 4,213,790
MEXICO — 0.1%
603,365 Qualitas Controladora SAB de CV .. 6,684,463
NETHERLANDS — 0.9%
10,174 Arcadis NV ................... 558,567
47,938 ASM International NV .......... 26,568,864
54,715 ASR Nederland NV ............. 2,578,526
17,580 BE Semiconductor Industries NV .. 2,641,893
9,413 Brunel International NV ......... 104,715
175,322 Eurocommercial Properties NV REIT 3,927,915
32,121 Fugro NV(a) .................. 593,045
69,946 IMCD NV ................... 10,676,606
42,190 JDE Peet's NV ................ 1,041,476
391,522 Koninklijke BAM Groep NV ...... 1,080,909
187,057 Koninklijke Heijmans NV ........ 2,706,225
33,200 Koninklijke Vopak NV .......... 1,037,124
266 Nedap NV ................... 18,262
26,710 OCI NV ..................... 762,944
457 PPHE Hotel Group Ltd. ......... 7,126
81,830 Randstad NV ................. 4,652,874
13,837 Sligro Food Group NV .......... 214,938
82,376 TKH Group NV ............... 3,317,095
548,334 TomTom NV(a) ............... 3,712,723

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
NETHERLANDS (continued)
98,305 Van Lanschot Kempen NV ....... $ 2,959,733
30,547 Vastned Retail NV REIT ......... 674,260
145,654 Wereldhave NV REIT ........... 2,181,731
72,017,551
NEW ZEALAND — 0.2%
256,174 a2 Milk Co. Ltd. (The)(a) ........ 806,499
2,341,157 Air New Zealand Ltd. ........... 908,541
32,809 Bathurst Resources Ltd.(a) ........ 19,423
33,913 Channel Infrastructure NZ Ltd. .... 30,461
58,019 Genesis Energy Ltd. ............. 89,808
379,630 Goodman Property Trust REIT .... 519,128
112,609 SKY Network Television Ltd. ...... 192,214
1,336,155 Spark New Zealand Ltd. ......... 4,335,125
104,229 Vital Healthcare Property Trust REIT 141,347
76,091 Xero Ltd.(a) .................. 5,446,489
12,489,035
NORWAY — 0.6%
254,929 ABG Sundal Collier Holding ASA .. 152,813
153,655 Aker BP ASA .................. 4,078,250
81,311 Atea ASA .................... 1,083,536
51,474 Awilco LNG AS ............... 37,870
536,005 Belships ASA .................. 1,114,026
30,307 Bouvet ASA .................. 177,947
4,266,621 DNO ASA ................... 3,738,865
74,015 DOF Group ASA(a) ............ 399,538
24,595 Elopak ASA ................... 70,218
36,575 FLEX LNG Ltd. ............... 1,089,441
197,710 Gjensidige Forsikring ASA ........ 3,180,063
12,751 Gram Car Carriers ASA .......... 275,065
623,950 Hoegh Autoliners ASA ........... 6,265,498
73,900 Kongsberg Gruppen ASA ......... 3,766,194
1,727 Medistim ASA ................. 34,916
1,361,256 MPC Container Ships ASA ....... 2,046,255
1,404,897 Norwegian Air Shuttle ASA(a) ..... 1,720,051
29,632 Odfjell Drilling Ltd. ............ 109,866
1,194 Odfjell SE - Class A ............. 16,332
165,813 OKEA ASA ................... 362,384
214,555 Orkla ASA ................... 1,680,637
16,399 Pexip Holding ASA(a) ........... 38,564
59,260 Protector Forsikring ASA ......... 1,061,815
54,728 Rana Gruber ASA .............. 406,321
37,495 Salmar ASA ................... 2,081,364
35,578 SATS ASA(a) .................. 63,894
54,494 Schibsted ASA - Class A .......... 1,671,711
2,897 SpareBank 1 Nord Norge ......... 28,501
91 Sparebank 1 Oestlandet .......... 1,058
4,705 Sparebanken More .............. 38,083
43,200 TGS ASA .................... 420,671
67,324 Veidekke ASA ................. 614,228
688,615 Wallenius Wilhelmsen ASA ....... 6,694,341
8,665 Western Bulk Chartering AS ...... 21,654
Shares Value
NORWAY (continued)
2,055 Wilh Wilhelmsen Holding ASA - Class
A ...................... $ 71,774
44,613,744
PERU — 0.2%
831,900 Cia de Minas Buenaventura SAA -
ADR .................... 12,619,923
POLAND — 0.4%
1,057,341 Allegro.eu SA(a)(d)(e) ........... 7,981,973
247,854 KGHM Polska Miedz SA ......... 6,905,375
3,245,409 Orange Polska SA .............. 6,932,064
2,776,297 PGE Polska Grupa Energetyczna SA(a) 5,846,180
3,514,671 Tauron Polska Energia SA(a) ...... 3,212,824
30,878,416
PORTUGAL — 0.2%
17,951,031 Banco Comercial Portugues SA - Class
R(a) .................... 5,221,908
3,621 Ibersol SGPS SA ............... 26,148
212,280 Jeronimo Martins SGPS SA ....... 4,827,952
582,611 Mota-Engil SGPS SA ............ 3,341,568
418,248 Navigator Co. SA (The) .......... 1,723,405
258,125 NOS SGPS SA ................ 913,948
1,578,089 Sonae SGPS SA ................ 1,525,585
17,580,514
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(b)(c) .............. 0
1,189,126,065 Federal Grid Co. - Rosseti PJSC(a)(b)
(c) ...................... 0
4,480,742 Gazprom PJSC(a)(b)(c) .......... 0
1,073,095 Gazprom PJSC - ADR(a) (b)(c) .... 0
112,793 Magnit PJSC(b)(c) ............. 0
532,967 Mobile TeleSystems PJSC(b)(c) .... 0
217,810,135 ROSSETI PJSC(a)(b)(c) ......... 0
1,641,600 Rostelecom PJSC(b)(c) .......... 0
461,432,194 RusHydro PJSC(b)(c) ........... 0
13,369,855 Surgutneftegas PJSC(b)(c) ........ 0
243,969 VK IPJSC(a)(b)(c) .............. 0
0
SINGAPORE — 0.5%
1,731,100 AIMS APAC REIT ............. 1,687,334
28,700 APAC Realty Ltd. .............. 10,016
199,500 Aztech Global Ltd.(e) ........... 122,334
1,057,200 CapitaLand Ascott Trust Units ..... 753,714
704,800 CapitaLand China Trust REIT ..... 437,782
1,038,000 CapitaLand Integrated Commercial
Trust REIT ............... 1,547,416
2,303,040 ComfortDelGro Corp. Ltd. ....... 2,395,357
68,400 Cromwell European Real Estate
Investment Trust REIT(e) .... 103,287
379,800 CSE Global Ltd. ............... 114,143
13,600 Daiwa House Logistics Trust REIT .. 6,530

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
SINGAPORE (continued)
72,100 Delfi Ltd. .................... $ 58,881
1,256,200 Digital Core REIT Management Pte
Ltd. ..................... 807,475
111,000 Dyna-Mac Holdings Ltd. ......... 20,111
52,200 First Resources Ltd. ............. 57,451
675,500 Frasers Centrepoint Trust REIT .... 1,155,390
1,152,000 Frasers Hospitality Trust Units ..... 399,422
2,795,300 Frasers Logistics & Commercial Trust
REIT(e) ................. 2,326,923
36,800 Frasers Property Ltd. ............ 23,839
4,190,400 Genting Singapore Ltd. .......... 3,147,014
9,772,300 Golden Agri-Resources Ltd. ....... 1,963,289
1,058,297 Hafnia Ltd. ................... 7,695,790
186,000 Hour Glass Ltd. (The) ........... 211,903
404,600 iFAST Corp. Ltd. .............. 2,218,660
793,729 IGG, Inc.(a) .................. 282,518
231,000 InnoTek Ltd. .................. 73,805
94,300 ISDN Holdings Ltd. ............ 23,087
658,600 Keppel Pacific Oak US REIT(e) .... 183,979
2,371,800 Keppel REIT .................. 1,631,126
101,700 Kimly Ltd. ................... 23,489
194,900 LHN Ltd. .................... 50,763
7,207,500 Manulife US Real Estate Investment
Trust REIT(e) ............. 428,897
2,500,700 Marco Polo Marine Ltd.(a) ....... 94,568
405,000 OUE Commercial Real Estate
Investment Trust REIT ...... 85,658
109,200 Propnex Ltd.(e) ................ 75,915
81,500 PSC Corp. Ltd. ................ 21,209
4,564,895 Raffles Medical Group Ltd. ....... 3,430,341
304,400 RHT Health Trust REIT(a)(b)(c) ... 4,311
4,526,600 Riverstone Holdings Ltd. ......... 2,354,649
309,476 Samudera Shipping Line Ltd. ...... 157,380
444,900 Sasseur Real Estate Investment Trust
REIT (e) ................. 221,934
2,156,910 Sheng Siong Group Ltd. ......... 2,504,699
46,600 SIA Engineering Co. Ltd. ......... 79,725
243,500 Singapore Exchange Ltd. ......... 1,700,273
3,494,100 Starhill Global REIT ............ 1,339,140
192,500 StarHub Ltd. .................. 151,907
4,589,400 Yangzijiang Financial Holding Ltd. .. 1,073,574
728,600 Yanlord Land Group Ltd.(a) ....... 281,561
43,538,569
SOUTH AFRICA — 0.5%
160,519 Anglo American Platinum Ltd. ..... 6,795,789
555,092 Aspen Pharmacare Holdings Ltd. ... 5,737,781
1,695,683 Harmony Gold Mining Co. Ltd. -
ADR .................... 10,496,278
102,070 Investec Plc ................... 664,528
659,786 Remgro Ltd. .................. 5,545,441
2,317,633 Sappi Ltd. .................... 5,519,662
Shares Value
SOUTH AFRICA (continued)
420,358 SPAR Group Ltd. (The)(a) ........ $ 2,520,661
37,280,140
SOUTH KOREA — 1.2%
41,853 Green Cross Corp. .............. 3,379,443
231,729 GS Engineering & Construction Corp. 2,612,471
142,169 Hankook Tire & Technology Co. Ltd. 5,441,396
96,465 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 8,184,727
102,595 Hyundai Department Store Co. Ltd. 4,125,574
157,352 Hyundai Engineering & Construction
Co. Ltd. ................. 4,072,411
113,903 KB Financial Group, Inc. ......... 4,833,785
107,178 Kia Corp. .................... 8,232,458
59,776 LG Electronics, Inc. ............. 4,166,644
39,897 Lotte Chemical Corp. ........... 3,902,555
20,191 OCI Co. Ltd.(a) ............... 1,387,986
44,560 OCI Holdings Co. Ltd. .......... 3,475,577
453,924 Samsung Engineering Co. Ltd.(a) ... 7,571,219
1,526,253 Samsung Heavy Industries Co. Ltd.(a) 8,318,241
93,185 Samsung Life Insurance Co. Ltd. ... 4,842,417
49,833 Samsung SDS Co. Ltd. .......... 5,667,040
179,610 Shinhan Financial Group Co. Ltd. .. 5,503,265
826,907 SK Networks Co. Ltd. ........... 4,034,787
164,179 SK Square Co. Ltd.(a) ........... 6,378,057
96,130,053
SPAIN — 0.7%
61,919 Acerinox SA .................. 653,691
98,065 ACS Actividades de Construccion y
Servicios SA ............... 3,869,695
328,618 Almirall SA ................... 3,117,233
244,297 Atresmedia Corp. de Medios de
Comunicacion SA .......... 981,908
72,508 Audax Renovables SA(a) ......... 102,542
9,581,184 Banco de Sabadell SA ............ 12,435,772
882,755 Bankinter SA .................. 5,450,234
188,891 Cia de Distribucion Integral Logista
Holdings SA .............. 5,342,780
79,480 CIE Automotive SA ............. 2,096,907
2,713 Construcciones y Auxiliar de
Ferrocarriles SA ............ 97,507
18,091 Elecnor SA ................... 370,218
184,825 Ence Energia y Celulosa SA ....... 584,386
11,745 Ercros SA .................... 31,373
457,390 Faes Farma SA ................. 1,503,066
208,178 Fluidra SA .................... 4,506,893
17,624 Grupo Catalana Occidente SA ..... 631,692
239,172 Indra Sistemas SA .............. 4,246,315
19,141 Laboratorios Farmaceuticos Rovi SA . 1,320,203
36,162 Lar Espana Real Estate Socimi SA
REIT ................... 242,621
1,573,184 Mapfre SA .................... 3,464,018
501,956 Merlin Properties Socimi SA REIT .. 5,111,532

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
SPAIN (continued)
1,197,089 Obrascon Huarte Lain SA(a) ...... $ 524,460
214,982 Prosegur Cia de Seguridad SA ..... 406,781
8,416 Realia Business SA .............. 9,410
57,101,237
SWEDEN — 1.5%
420,757 AAK AB ..................... 9,483,063
16,940 Alfa Laval AB ................. 621,577
780,125 Alleima AB ................... 5,179,050
17,564 Alligo AB - Class B ............. 223,034
4,616 AQ Group AB ................. 241,233
15,277 Arise AB ..................... 66,771
42,734 Arjo AB - Class B .............. 200,020
15,078 Atrium Ljungberg AB - Class B .... 301,193
129,088 Axfood AB ................... 3,261,909
2,603 Beijer Alma AB ................ 45,865
286,434 Beijer Ref AB ................. 3,899,797
463,923 Betsson AB - Class B ............ 5,048,928
94,258 BioGaia AB - Class B ............ 1,016,550
12,492 Bufab AB .................... 442,423
87,066 Camurus AB(a) ................ 4,316,330
2,820 Cellavision AB ................. 54,572
105,358 Clas Ohlson AB - Class B ........ 1,499,304
76,905 Cloetta AB - Class B ............ 138,426
124,365 Corem Property Group AB - Class B 125,300
7,290 Doro AB(a) ................... 14,159
180 Elanders AB - Class B ........... 1,737
23,406 Elekta AB - Class B ............. 176,615
12,456 Eolus Vind AB - Class B ......... 100,294
6,695 Ependion AB ................. 62,796
82,129 Fagerhult Group AB ............ 523,102
135,700 Fastighets AB Balder - Class B(a) ... 900,681
1,287,349 Fortnox AB ................... 7,097,527
80,847 Granges AB ................... 801,652
3,889 Hanza AB .................... 29,575
69,338 Hemnet Group AB ............. 1,871,975
367,140 Hexpol AB ................... 4,202,489
7,062 HMS Networks AB ............. 310,693
2,818 Hufvudstaden AB - Class A ....... 36,439
12,658 Humana AB(a) ................ 31,869
147,370 Inwido AB ................... 1,800,189
8,951 Lagercrantz Group AB - Class B .... 117,023
128,407 Lindab International AB ......... 2,438,282
232,631 Loomis AB ................... 6,368,968
11,500 MEKO AB ................... 116,442
51 Momentum Group AB .......... 667
123,938 Mycronic AB .................. 3,447,194
141,599 NCC AB - Class B ............. 1,808,230
79 Nederman Holding AB .......... 1,388
245,670 Net Insight AB - Class B(a) ....... 125,143
27,205 Nordic Paper Holding AB ........ 116,196
21,589 Nyfosa AB .................... 193,100
2,838 OEM International AB - Class B ... 26,820
Shares Value
SWEDEN (continued)
31,091 Pandox AB ................... $ 426,328
70,966 Paradox Interactive AB ........... 1,390,343
14,830 Platzer Fastigheter Holding AB - Class
B ....................... 120,809
19,329 Proact IT Group AB ............ 172,940
254 QleanAir AB(a) ................ 791
247,151 Ratos AB - Class B .............. 814,682
106,114 Rvrc Holding AB ............... 645,546
162,217 Sectra AB - Class B ............. 3,021,528
10,855 Solid Forsakring AB ............. 60,590
280,375 SSAB AB - Class A ............. 2,181,264
1,203,871 SSAB AB - Class B ............. 9,195,723
574,050 Stillfront Group AB(a) ........... 594,914
22,661 Sweco AB - Class B ............. 265,628
736,073 Swedish Orphan Biovitrum AB(a) .. 20,660,194
44,518 Systemair AB .................. 319,800
21,230 Thule Group AB(d)(e) ........... 540,200
80,550 Tobii AB(a) ................... 37,615
23,866 Tobii Dynavox AB(a) ............ 96,014
375,192 Trelleborg AB - Class B .......... 11,419,795
29,274 Troax Group AB ............... 635,965
5,089 VBG Group AB - Class B ........ 125,220
709 Volati AB(e) .................. 7,745
189,940 Wihlborgs Fastigheter AB ........ 1,697,998
123,318,222
SWITZERLAND — 1.9%
188,649 Accelleron Industries AG ......... 6,036,724
250,025 Alcon, Inc. ................... 18,820,637
6,582 ALSO Holding AG ............. 1,926,991
928 APG SGA SA ................. 203,394
941,519 Aryzta AG(a) .................. 1,689,911
95,888 Ascom Holding AG ............. 817,686
54,684 Baloise Holding AG ............. 8,735,290
20,270 Banque Cantonale Vaudoise ....... 2,595,298
2,040 Barry Callebaut AG ............. 2,979,640
35,248 Basilea Pharmaceutica AG(a) ...... 1,381,884
14,314 Belimo Holding AG ............ 6,674,472
14,325 BKW AG .................... 2,275,792
15,749 Bucher Industries AG ........... 6,670,747
15,642 Burckhardt Compression Holding AG 8,751,187
606 Burkhalter Holding AG .......... 61,819
8,830 Cembra Money Bank AG ........ 680,811
308 Cie Financiere Tradition SA ....... 42,711
1,562 Coltene Holding AG ............ 102,844
14,452 Comet Holding AG ............. 4,765,024
11,280 DKSH Holding AG ............ 789,316
12,045 dormakaba Holding AG ......... 6,033,825
5,105 EMS-Chemie Holding AG ....... 3,853,840
714,087 Ferrexpo Plc .................. 786,769
3,395 Flughafen Zurich AG ........... 700,477
166 Forbo Holding AG ............. 195,178
47,465 Galenica AG(d)(e) .............. 4,185,584

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
SWITZERLAND (continued)
140,797 Georg Fischer AG .............. $ 9,423,335
67 Hiag Immobilien Holding AG ..... 5,886
73,251 Huber + Suhner AG ............ 5,253,774
52 Ina Invest Holding AG(a) ........ 1,035
4,508 Inficon Holding AG ............ 6,842,587
119 Intershop Holding AG ........... 85,380
1,240 Investis Holding SA(e) ........... 142,042
619,644 IWG Plc(a) ................... 1,468,428
17,485 Julius Baer Group Ltd. ........... 951,909
1,254 Jungfraubahn Holding AG ........ 246,639
1,902 Kardex Holding AG ............ 483,075
162,211 Kongsberg Automotive ASA(a) ..... 27,462
8,388 Kudelski SA(a) ................ 12,101
17,676 Landis+Gyr Group AG .......... 1,449,371
93 LEM Holding SA .............. 212,201
8,250 Logitech International SA ........ 691,625
6,171 Meier Tobler Group AG .......... 265,747
54 Metall Zug AG - Class B ......... 90,327
19 Orell Fuessli AG ............... 1,620
99 Phoenix Mecano AG(a) .......... 52,868
76,299 PSP Swiss Property AG .......... 10,155,172
38,332 SFS Group AG ................ 4,602,126
2,602 Siegfried Holding AG ........... 2,591,977
28,785 Stadler Rail AG ................ 918,865
23,980 Swiss Prime Site AG ............ 2,428,824
9,110 Tecan Group AG ............... 3,477,422
437 TX Group AG ................. 65,824
16,738 u-blox Holding AG ............. 1,649,644
135 Vaudoise Assurances Holding SA ... 68,539
2,609 Vetropack Holding AG .......... 113,497
7,016 VZ Holding AG ............... 826,551
10,934 Ypsomed Holding AG ........... 3,859,575
20,405 Zehnder Group AG ............. 1,216,056
151,439,335
TAIWAN — 0.9%
6,927,000 Acer, Inc. .................... 10,172,951
2,076,000 ASE Technology Holding Co. Ltd. .. 8,976,158
3,436,018 Cheng Shin Rubber Industry Co. Ltd. 4,982,036
10,290,432 China Petrochemical Development
Corp.(a) ................. 3,092,101
2,645,000 Ennostar, Inc.(a) ............... 3,547,671
528,000 Hiwin Technologies Corp. ........ 3,706,079
1,857,000 Hon Hai Precision Industry Co. Ltd. 6,074,664
2,581,000 HTC Corp.(a) ................. 4,032,068
3,024,431 International CSRC Investment
Holdings Co. .............. 1,813,514
1,972,000 Pegatron Corp. ................ 5,198,531
421,000 Phison Electronics Corp. ......... 7,070,383
7,586,000 Qisda Corp. .................. 11,269,173
69,935,329
THAILAND — 0.3%
86,387 Fabrinet(a) ................... 18,444,488
Shares Value
THAILAND (continued)
3,799,258 PTT Global Chemical Public Co. Ltd.
- FOR ................... $ 3,582,396
457,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 3,478,816
25,505,700
TURKEY — 0.3%
1,326,150 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 6,151,968
1,841,615 Tekfen Holding AS ............. 2,531,566
3,688,631 Turk Telekomunikasyon AS(a) ..... 3,968,179
3,405,002 Turkcell Iletisim Hizmetleri AS .... 7,677,578
0 Turkiye Is Bankasi AS - Class C .... 0
20,329,291
UNITED KINGDOM — 5.9%
111,215 3i Group Plc .................. 3,481,580
36,706 4imprint Group Plc ............. 2,517,078
525,705 abrdn Plc .................... 1,118,404
13,299 accesso Technology Group Plc(a) ... 92,326
1,485,464 Adaptimmune Therapeutics Plc -
ADR(a) .................. 1,426,045
88,394 AG Barr Plc ................... 635,114
537,550 Airtel Africa Plc(d)(e) ............ 763,423
394,391 AJ Bell Plc .................... 1,577,066
12,316 Allfunds Group Plc ............. 88,296
3,789,400 Alphawave IP Group Plc(a) ....... 6,219,525
63,329 Ashtead Technology Holdings Plc ... 527,339
4,480,720 Assura Plc REIT ............... 2,521,228
82,610 B&M European Value Retail SA ... 541,403
2,717,080 Balfour Beatty Plc .............. 11,425,608
95,848 Bank of Georgia Group Plc ....... 4,597,984
103,525 Barratt Developments Plc ........ 705,557
39,896 Bellway Plc ................... 1,390,061
36,267 Berkeley Group Holdings Plc ...... 2,196,136
46,243 Big Yellow Group Plc REIT ....... 668,675
27,727 Bloomsbury Publishing Plc ....... 165,143
1,154,293 Breedon Group Plc ............. 5,287,241
908,205 Britvic Plc .................... 10,123,122
2,309 Brooks Macdonald Group Plc ..... 53,769
27,400 Burberry Group Plc ............. 451,331
178,984 Bytes Technology Group Plc ...... 1,485,857
78,346 Card Factory Plc(a) ............. 92,416
403,015 Centrica Plc .................. 705,297
509,716 Ceres Power Holdings Plc(a) ...... 1,533,241
10,247 Cerillion Plc .................. 205,789
1,185,498 Chemring Group Plc ............ 5,268,128
28,390 Chesnara Plc .................. 94,487
45,203 Clarkson Plc .................. 2,035,083
251,030 Close Brothers Group Plc ......... 1,725,472
324,421 CLS Holdings Plc REIT ......... 403,476
54,027 Computacenter Plc ............. 1,973,781
30,999 Concentric AB ................ 509,482
9,536,267 ConvaTec Group Plc(d)(e) ........ 29,022,452

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
1,629 Costain Group Plc .............. $ 1,402
102,504 Cranswick Plc ................. 5,224,707
541,740 Darktrace Plc(a) ............... 2,348,993
1,962,002 Direct Line Insurance Group Plc(a) . 4,186,826
393,797 Domino's Pizza Group Plc ........ 1,739,098
213,961 dotdigital group Plc ............. 264,642
195,950 Drax Group Plc ................ 1,262,085
888,073 DS Smith Plc ................. 3,166,508
278,985 Dunelm Group Plc ............. 3,843,016
617,499 easyJet Plc(a) .................. 4,323,137
1,978 Eco Animal Health Group Plc(a) ... 2,707
71,545 Ecora Resources Plc ............. 81,993
89,712 Empiric Student Property Plc REIT . 103,935
643,731 EnQuest Plc(a) ................ 105,066
1,306 Epwin Group Plc ............... 1,293
283,136 FDM Group Holdings Plc ........ 1,662,239
2,456,218 Firstgroup Plc ................. 5,171,395
56,408 Foresight Group Holdings Ltd. .... 324,004
31,061 Foxtons Group Plc .............. 21,705
60,010 Frasers Group Plc(a) ............ 613,992
17,922 Frontier Developments Plc(a) ...... 32,606
6,158 Fuller Smith & Turner Plc - Class A . 49,880
21,075 Galliford Try Holdings Plc ........ 65,973
85,856 Games Workshop Group Plc ...... 10,754,323
327,774 Gamma Communications Plc ..... 4,957,665
55,656 Genel Energy Plc ............... 51,014
142,206 Genus Plc .................... 4,130,447
172,378 Greggs Plc .................... 5,806,604
964,490 Gulf Keystone Petroleum Ltd. ..... 1,278,899
64,200 Hargreaves Lansdown Plc ......... 619,493
22,413 Hargreaves Services Plc .......... 134,710
90,739 Hill & Smith Plc ............... 2,147,849
14,902 Hilton Food Group Plc .......... 147,866
187,314 Hollywood Bowl Group Plc ....... 709,227
1,450,238 Howden Joinery Group Plc ....... 14,686,398
201,832 Hunting Plc .................. 838,164
260,855 IG Group Holdings Plc .......... 2,344,080
353,352 IMI Plc ...................... 7,494,440
16,617 Immunocore Holdings Plc - ADR(a) 1,201,243
64,423 Indivior Plc(a) ................. 1,129,219
45,884 IntegraFin Holdings Plc .......... 171,116
30,954 Intermediate Capital Group Plc .... 697,861
2,083,940 ITM Power Plc(a) .............. 1,570,898
127,756 J D Wetherspoon Plc(a) .......... 1,357,688
4,746,583 JD Sports Fashion Plc ........... 7,014,096
1,645,034 JET2 Plc ..................... 27,713,581
78,599 Johnson Matthey Plc ............ 1,615,678
873,936 Johnson Service Group Plc ........ 1,620,289
42,047 Jupiter Fund Management Plc ..... 42,090
1,098,866 Just Group Plc ................. 1,184,048
254,775 Kainos Group Plc .............. 3,697,859
147,052 Keller Group Plc ............... 1,628,875
602,502 Kier Group Plc(a) .............. 975,839
Shares Value
UNITED KINGDOM (continued)
83,863 Lancashire Holdings Ltd. ......... $ 644,373
118,738 Liontrust Asset Management Plc ... 937,220
28,648 Macfarlane Group Plc ........... 45,852
2,636,263 Man Group Plc ................ 7,881,806
4,348,011 Marks & Spencer Group Plc ...... 13,584,480
66,585 Marshalls Plc .................. 236,276
110,944 Marston's Plc(a) ............... 44,171
106,050 ME Group International Plc ...... 170,404
62,522 Mears Group Plc ............... 271,900
2,574,529 Mitie Group Plc ............... 3,354,598
1,335,369 Moneysupermarket.com Group Plc . 4,308,585
24,400 Morgan Sindall Group Plc ........ 697,792
67,797 NewRiver Plc REIT ............. 66,644
56,895 Next Plc ..................... 6,073,911
307,405 Ninety One Plc ................ 684,571
306 Norcros Plc ................... 735
2,079,181 Ocado Group Plc(a) ............ 14,242,208
15,511 Odfjell Technology Ltd. .......... 82,615
214,696 OSB Group Plc ................ 1,221,680
40,534 Oxford Instruments Plc .......... 1,133,143
96,831 Oxford Metrics Plc ............. 126,327
6,793,132 Oxford Nanopore Technologies Plc -
Class A(a) ................ 13,786,678
208,024 Pagegroup Plc ................. 1,208,398
756,098 Pan African Resources Plc ........ 172,253
510,184 Paragon Banking Group Plc ....... 4,543,996
5,827 Patisserie Holdings Plc(a)(b) ....... 0
30,705 PayPoint Plc .................. 212,844
120,160 Pearson Plc ................... 1,474,096
276,475 Pets at Home Group Plc ......... 979,170
138,251 Pharos Energy Plc .............. 37,552
187,353 Polar Capital Holdings Plc ........ 1,076,800
2,125,800 Primary Health Properties Plc REIT . 2,608,416
911,728 QinetiQ Group Plc ............. 4,117,569
37,624 Redde Northgate Plc ............ 168,935
330,569 Redrow Plc ................... 2,511,180
42,225 Renew Holdings Plc ............ 471,000
137,029 Renishaw Plc .................. 6,060,344
1,582,109 Rightmove Plc ................. 11,196,860
440,215 Rolls-Royce Holdings Plc(a) ....... 1,671,255
3,793,039 Rotork Plc .................... 14,952,573
291,095 RS GROUP Plc ................ 2,884,450
434,000 RWS Holdings Plc .............. 1,311,231
44,730 S4 Capital Plc(a) ............... 24,941
324,513 Safestore Holdings Plc REIT ...... 3,379,554
35,836 Sanderson Design Group Plc ...... 57,916
597 Secure Trust Bank Plc ........... 5,270
742,362 Serco Group Plc ............... 1,619,939
740,904 Serica Energy Plc ............... 1,980,269
719,545 Smiths Group Plc .............. 14,746,094
36,944 Smiths News Plc ............... 22,568
325,435 Softcat Plc .................... 5,940,220
124,150 Spectris Plc ................... 5,779,604

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
364,112 Speedy Hire Plc ................ $ 130,111
53,287 Spirax-Sarco Engineering Plc ...... 6,706,747
1,722,995 Spirent Communications Plc ...... 2,570,302
626,022 St. James's Place Plc ............. 5,153,607
835,005 Standard Chartered Plc .......... 6,310,588
131,893 SThree Plc .................... 682,484
74,487 Stolt-Nielsen Ltd. .............. 2,784,178
516,481 Subsea 7 SA .................. 6,961,122
200,237 Target Healthcare REIT Plc ....... 210,716
828,795 Taylor Wimpey Plc ............. 1,547,353
112,751 Telecom Plus Plc ............... 2,071,942
65,630 TORM Plc - Class A ............ 2,305,855
446,767 TP ICAP Group Plc ............ 1,058,508
2,166,231 Trainline Plc(a)(d)(e) ............ 9,063,403
830 TT Electronics plc .............. 1,532
2,980,437 UK Commercial Property REIT Ltd. 2,414,240
60,862 Vertu Motors Plc ............... 50,837
137,553 Vesuvius Plc .................. 828,220
116,086 Victrex Plc ................... 1,998,807
1,127,871 Virgin Money UK Plc - CDI ...... 2,232,471
378,420 Vistry Group Plc ............... 4,786,752
224,801 WH Smith Plc ................ 3,435,237
41,324 Wickes Group Plc .............. 81,993
19,708 Workspace Group Plc REIT ....... 129,633
36,427 XPS Pensions Group Plc(e) ....... 95,555
19,825 YouGov Plc ................... 292,440
470,663,075
UNITED STATES — 41.0%
195,456 A.O. Smith Corp. .............. 15,169,340
155,915 Academy Sports & Outdoors, Inc. .. 9,780,548
100,610 Aehr Test Systems(a) ............ 1,494,058
108,516 AeroVironment, Inc.(a) .......... 13,091,370
150,745 Agilysys, Inc.(a) ................ 12,618,864
40,232 Akero Therapeutics, Inc.(a) ....... 869,414
240,000 Albany International Corp. - Class A 21,338,400
194,004 Alnylam Pharmaceuticals, Inc.(a) ... 33,545,232
171,475 Alphatec Holdings, Inc.(a) ........ 2,759,033
80,566 Ambarella, Inc.(a) .............. 4,234,549
90,310 American States Water Co. ........ 6,737,126
314,431 American Superconductor Corp.(a) . 3,458,741
187,130 AMERISAFE, Inc. ............. 9,326,559
74,920 AMN Healthcare Services, Inc.(a) .. 5,544,829
283,135 Amphastar Pharmaceuticals, Inc.(a) . 15,108,084
257,803 Appian Corp. - Class A(a) ........ 8,412,112
109,035 Applied Industrial Technologies, Inc. 19,240,316
745,000 Asana, Inc. - Class A(a) .......... 12,977,900
60,745 Atkore, Inc.(a) ................. 9,265,435
490,000 AtriCure, Inc.(a) ............... 16,689,400
1,317,809 Avantor, Inc.(a) ................ 30,296,429
314,734 Avidity Biosciences, Inc.(a) ........ 3,849,197
88,262 Axon Enterprise, Inc.(a) .......... 21,982,534
450,000 Axonics, Inc.(a) ................ 30,546,000
Shares Value
UNITED STATES (continued)
216,255 AZEK Co., Inc. (The)(a) ......... $ 8,338,793
130,000 BancFirst Corp. ................ 11,506,300
255,000 Barnes Group, Inc. ............. 8,443,050
77,650 Beacon Roofing Supply, Inc.(a) .... 6,436,408
129,469 Beam Therapeutics, Inc.(a) ........ 3,159,044
11,885 BeiGene Ltd. - ADR(a) .......... 1,761,714
679,976 BJ's Wholesale Club Holdings, Inc.(a) 43,749,656
214,548 BlackLine, Inc.(a) .............. 12,589,677
212,350 Booz Allen Hamilton Holding Corp. 29,892,509
590,000 Bowlero Corp. - Class A(a) ........ 6,377,900
800,000 Box, Inc. - Class A(a) ............ 20,784,000
495,000 Braze, Inc. - Class A(a) ........... 26,754,750
155,915 Bright Horizons Family Solutions, Inc.
(a) ...................... 15,318,649
21,405 Brookfield Renewable Corp. - Class A 597,993
835,000 BRP Group, Inc. - Class A(a) ...... 18,737,400
174,140 Cactus, Inc. - Class A ............ 7,390,502
164,933 Calix, Inc.(a) .................. 5,472,477
112,952 Cardlytics, Inc.(a) .............. 862,953
116,672 Carlisle Cos., Inc. .............. 36,665,343
72,895 Casella Waste Systems, Inc. - Class
A(a) .................... 6,220,859
24,375 Cavco Industries, Inc.(a) ......... 8,090,550
233,580 CBIZ, Inc.(a) ................. 14,869,703
146,270 CDW Corp. .................. 33,162,334
430,000 Central Garden & Pet Co. - Class A(a) 17,750,400
981,187 ChampionX Corp. ............. 26,894,336
16,459 Chart Industries, Inc.(a) .......... 1,921,094
366,110 Chegg, Inc.(a) ................. 3,606,184
170,090 Civitas Resources, Inc. ........... 11,023,533
182,752 Clean Harbors, Inc.(a) ........... 30,695,026
745,382 Codexis, Inc.(a) ................ 1,960,355
55,480 Comfort Systems USA, Inc. ....... 12,065,236
192,365 Commercial Metals Co. .......... 10,045,300
154,480 CommVault Systems, Inc.(a) ...... 14,162,726
255,000 CONMED Corp. .............. 24,378,000
90,171 Cooper Cos., Inc. (The) .......... 33,636,488
182,240 Core & Main, Inc. - Class A(a) .... 7,528,334
145,790 Crane Co. .................... 18,093,997
196,410 Crane NXT Co. ............... 11,446,775
50,000 CSW Industrials, Inc. ........... 10,578,500
260,000 Cullen/Frost Bankers, Inc. ........ 27,591,200
49,650 Curtiss-Wright Corp. ............ 11,050,601
384,725 CVB Financial Corp. ............ 6,451,838
9,476 Deckers Outdoor Corp.(a) ........ 7,142,345
124,099 Digimarc Corp.(a) .............. 4,395,587
103,270 Diodes, Inc.(a) ................ 6,952,136
161,409 Doximity, Inc. - Class A(a) ........ 4,349,973
486,370 Element Solutions, Inc. .......... 10,812,005
96,590 elf Beauty, Inc.(a) .............. 15,409,003
700,000 Enerpac Tool Group Corp. ........ 21,861,000
105,290 Ensign Group, Inc. (The) ......... 11,920,934
148,625 Envestnet, Inc.(a) .............. 7,594,737

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
50,077 Envista Holdings Corp.(a) ........ $ 1,176,809
170,208 Equifax, Inc. .................. 41,588,623
290,000 ESCO Technologies, Inc. ......... 29,542,300
231,880 Essent Group Ltd. .............. 12,790,501
775,000 European Wax Center, Inc. - Class
A(a) .................... 11,501,000
119,362 EverQuote, Inc. - Class A(a) ....... 1,507,542
219,888 Exact Sciences Corp.(a) .......... 14,380,675
445,470 ExlService Holdings, Inc.(a) ....... 13,934,302
262,942 Expedia Group, Inc.(a) .......... 39,002,187
747,365 First Financial Bankshares, Inc. .... 23,340,209
119,465 FirstCash Holdings, Inc. ......... 13,710,998
287,530 Fluor Corp.(a) ................. 10,842,756
186,290 FormFactor, Inc.(a) ............. 7,222,463
285,000 Freshpet, Inc.(a) ............... 24,538,500
1,300,000 Freshworks, Inc. - Class A(a) ...... 28,860,000
335,000 German American Bancorp, Inc. ... 11,098,550
164,720 Glaukos Corp.(a) ............... 14,665,022
470,000 Globus Medical, Inc. - Class A(a) ... 24,811,300
46,975 Guidewire Software, Inc.(a) ....... 5,246,168
119,060 Hamilton Lane, Inc. - Class A ..... 13,803,816
147,824 HashiCorp, Inc. - Class A(a) ...... 3,231,433
1,440,000 Hayward Holdings, Inc.(a) ........ 18,028,800
20,810 Independent Bank Corp. ......... 1,167,233
162,080 Independent Bank Group, Inc. ..... 7,836,568
162,153 Ingersoll Rand, Inc. ............. 12,949,539
226,805 Innospec, Inc. ................. 26,334,329
167,500 Inspire Medical Systems, Inc.(a) .... 35,320,725
24,276 Insulet Corp.(a) ................ 4,633,560
575,000 Integra LifeSciences Holdings Corp.(a) 23,086,250
57,505 Inter Parfums, Inc. .............. 8,001,821
36,510 Ionis Pharmaceuticals, Inc.(a) ...... 1,876,249
47,354 IPG Photonics Corp.(a) .......... 4,635,483
65,000 iRhythm Technologies, Inc.(a) ..... 7,785,700
180,215 Iridium Communications, Inc. ..... 6,534,596
88,770 iRobot Corp.(a) ................ 1,207,272
90,000 J & J Snack Foods Corp. ......... 14,330,700
350,000 John Bean Technologies Corp. ..... 34,566,000
206,155 Keysight Technologies, Inc.(a) ..... 31,595,315
33,042 Kinsale Capital Group, Inc. ....... 13,136,508
154,295 Kirby Corp.(a) ................. 12,136,845
145,000 Lancaster Colony Corp. .......... 26,648,100
65,834 Legend Biotech Corp. - ADR(a) .... 3,624,820
1,070,000 Leslie's, Inc.(a) ................ 7,179,700
234,885 Light & Wonder, Inc.(a) ......... 18,880,056
98,775 Lincoln Electric Holdings, Inc. ..... 21,949,780
192,587 Live Nation Entertainment, Inc.(a) .. 17,111,355
238,131 LiveRamp Holdings, Inc.(a) ....... 9,401,412
45,830 Madrigal Pharmaceuticals, Inc.(a) ... 9,931,819
449,520 Magnolia Oil & Gas Corp. - Class A 9,269,102
219,090 Malibu Boats, Inc. - Class A (a) ..... 9,147,007
103,294 Manhattan Associates, Inc.(a) ...... 25,054,993
68,050 MarketAxess Holdings, Inc. ....... 15,345,955
Shares Value
UNITED STATES (continued)
201,675 Matador Resources Co. .......... $ 11,069,941
72,275 Medpace Holdings, Inc.(a) ........ 21,073,945
290,000 MGP Ingredients, Inc. ........... 24,635,500
53,700 MKS Instruments, Inc. .......... 5,716,365
324,421 Model N, Inc.(a) ............... 8,743,146
320,000 Montrose Environmental Group, Inc.
(a) ...................... 9,347,200
230,202 MSA Safety, Inc. ............... 37,990,236
255,135 Mueller Industries, Inc. .......... 12,246,480
27,375 Murphy USA, Inc. .............. 9,650,235
52,725 MYR Group, Inc.(a) ............ 7,584,491
346,931 Myriad Genetics, Inc.(a) ......... 7,420,854
412,654 Nasdaq, Inc. .................. 23,839,022
1,310,000 Neogen Corp.(a) ............... 20,305,000
47,311 Nexstar Media Group, Inc. ........ 8,407,638
203,888 Novanta, Inc.(a) ............... 31,510,890
565,000 Nutanix, Inc. - Class A(a) ......... 31,753,000
510,265 Old National Bancorp ........... 8,404,065
125,000 Ollie's Bargain Outlet Holdings, Inc.
(a) ...................... 8,991,250
355,000 Omnicell, Inc.(a) ............... 11,420,350
85,045 Onto Innovation, Inc.(a) ......... 13,734,767
174,821 Pacira BioSciences, Inc.(a) ........ 5,697,416
320,000 Palomar Holdings, Inc.(a) ........ 19,158,400
110,000 Penumbra, Inc.(a) .............. 27,740,900
103,220 Performance Food Group Co.(a) ... 7,502,030
150,000 Phreesia, Inc.(a) ................ 3,822,000
94,765 Pinnacle Financial Partners, Inc. .... 8,375,331
432,340 Planet Fitness, Inc. - Class A(a) .... 29,295,358
53,001 Pool Corp. ................... 19,676,621
374,480 PROCEPT BioRobotics Corp.(a) ... 17,338,424
354,801 Progyny, Inc.(a) ................ 13,514,370
1,095,000 Pure Storage, Inc. - Class A(a) ..... 43,789,050
1,996,131 PureTech Health Plc(a) .......... 5,005,906
330,000 Q2 Holdings, Inc.(a) ............ 14,041,500
234,300 QuantumScape Corp.(a) ......... 1,595,583
178,190 RadNet, Inc. (a) ................ 6,587,684
102,545 RBC Bearings, Inc.(a) ........... 27,537,434
45,647 Repligen Corp.(a) .............. 8,645,542
36,212 Rhythm Pharmaceuticals, Inc.(a) ... 1,597,311
283,219 RxSight, Inc.(a) ................ 12,889,297
276,500 Ryan Specialty Holdings, Inc.(a) .... 11,977,980
86,745 Ryman Hospitality Properties, Inc.
REIT ................... 9,533,275
93,170 Saia, Inc.(a) ................... 41,980,539
925,000 Sally Beauty Holdings, Inc.(a) ..... 11,396,000
491,626 Schrodinger, Inc.(a) ............. 13,003,508
164,015 SeaWorld Entertainment, Inc.(a) ... 8,102,341
235,240 Selective Insurance Group, Inc. .... 24,667,266
320,000 Sensient Technologies Corp. ....... 19,849,600
290,490 ServisFirst Bancshares, Inc. ........ 19,503,499
290,000 Shake Shack, Inc. - Class A(a) ..... 21,912,400
155,105 Shift4 Payments, Inc. - Class A(a) ... 11,138,090

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
26,651 Shockwave Medical, Inc.(a) ....... $ 6,029,789
344,865 SI-BONE, Inc.(a) .............. 6,969,722
726,170 Simply Good Foods Co. (The)(a) ... 27,449,226
70,275 Simpson Manufacturing Co., Inc. .. 12,719,072
111,870 Skyline Champion Corp.(a) ....... 7,660,858
325,000 Skyward Specialty Insurance Group,
Inc.(a) ................... 10,107,500
645,000 Smartsheet, Inc. - Class A(a) ....... 29,005,650
113,390 SouthState Corp. ............... 9,422,709
191,677 Sprout Social, Inc. - Class A(a) ..... 11,755,550
68,740 SPS Commerce, Inc.(a) .......... 12,634,412
322,707 STAAR Surgical Co.(a) .......... 9,039,023
349,085 STAG Industrial, Inc. REIT ....... 12,895,200
144,000 Standex International Corp. ....... 21,263,040
170,421 STERIS Plc ................... 37,313,678
260,000 Stock Yards Bancorp, Inc. ......... 12,927,200
138,094 Stratasys Ltd.(a) ................ 1,825,603
176,567 Summit Materials, Inc. - Class A(a) . 6,388,194
173,735 Synovus Financial Corp. ......... 6,542,860
355,000 Tandem Diabetes Care, Inc.(a) ..... 8,094,000
71,191 Tarsus Pharmaceuticals, Inc.(a) ..... 1,939,243
183,172 Teladoc Health, Inc.(a) .......... 3,559,032
66,080 Teleflex, Inc. .................. 16,046,206
235,000 Tenable Holdings, Inc.(a) ......... 11,068,500
160,470 Terreno Realty Corp. REIT ....... 9,584,873
121,490 Texas Capital Bancshares, Inc.(a) ... 7,410,890
42,520 Texas Roadhouse, Inc. ........... 5,345,614
345,542 Tradeweb Markets, Inc. - Class A ... 32,961,251
80,975 Transcat, Inc.(a) ................ 8,910,489
34,608 TransMedics Group, Inc.(a) ....... 2,968,328
458,935 TriMas Corp. ................. 11,326,516
139,828 Trupanion, Inc.(a) .............. 3,803,322
216,180 Twist Bioscience Corp.(a) ......... 7,004,232
88,446 UFP Technologies, Inc.(a) ........ 14,904,035
259,108 UiPath, Inc. - Class A(a) ......... 5,954,302
65,391 Ulta Beauty, Inc.(a) ............. 32,829,552
721,341 Upwork, Inc.(a) ................ 9,889,585
799,787 US Foods Holding Corp.(a) ....... 36,798,200
1,315,000 Utz Brands, Inc. ............... 23,275,500
220,598 Veeco Instruments, Inc.(a) ........ 7,032,664
515,000 Veracyte, Inc.(a) ............... 12,885,300
177,650 Vertex, Inc. - Class A(a) .......... 4,309,789
2,193,315 ViewRay, Inc.(a)(c) ............. 2
140,000 Vita Coco Co., Inc. (The)(a) ...... 2,756,600
275,380 Vontier Corp. ................. 9,525,394
129,750 WEX, Inc.(a) ................. 26,519,603
783,878 WillScot Mobile Mini Holdings Corp.
(a) ...................... 37,077,429
42,439 Wingstop, Inc. ................ 11,930,027
34,014 Winmark Corp. ................ 12,267,829
382,895 Wolfspeed, Inc.(a) .............. 12,463,232
424,045 Workiva, Inc.(a) ............... 39,410,742
310,000 WSFS Financial Corp. ........... 13,798,100
Shares Value
UNITED STATES (continued)
119,800 Xylem, Inc. ................... $ 13,470,312
68,476 Zillow Group, Inc. - Class A(a) .... 3,772,343
296,955 Zillow Group, Inc. - Class C(a) .... 16,878,922
707,241 Zuora, Inc. - Class A(a) .......... 6,464,183
3,299,242,880
URUGUAY — 0.1%
193,797 Dlocal Ltd.(a) ................. 3,122,070
5,235 MercadoLibre, Inc.(a) ........... 8,961,325
12,083,395
Total Common Stocks
(Cost $6,239,722,070)
7,023,756,632
RIGHTS/WARRANTS — 0.0%
SINGAPORE — 0.0%
6,000 Dyna-Mac Holdings Ltd., Warrants,
Expire 10/22/24(a) ......... 416
SPAIN — 0.0%
98,065 ACS Actividades de Construccion
y Servicios SA, Rights, Expire
02/19/24(a) ............... 44,935
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR, Rights, Expire
12/31/49(a)(b)(c) ........... 0
Total Rights/Warrants
(Cost $48,570)
45,351
EXCHANGE-TRADED FUNDS — 9.1%
2,444,400 FlexShares Morningstar Global
Upstream Natural Resources
Index Fund ............... 93,913,848
466,145 Health Care Select Sector SPDR Fund 65,437,435
477,865 Invesco KBW Premium Yield Equity
REIT ETF ................ 8,630,242
518,000 iShares S&P Small-Cap 600 Value
ETF .................... 50,479,100
653,805 SPDR S&P Biotech ETF ......... 57,162,171
1,535,025 SPDR S&P Metals & Mining ETF . 87,772,729
650,385 SPDR S&P Regional Banking ETF . 32,324,135
928,400 Utilities Select Sector SPDR Fund .. 57,050,180
2,846,650 VanEck Junior Gold Miners ETF ... 96,216,770
621,350 VanEck Oil Services ETF ......... 181,757,302
Total Exchange-Traded Funds
(Cost $700,021,500)
730,743,912

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 0.7%
U.S. Treasury Bills — 0.7%
$ 30,000,000 5.27%, 02/20/24(f) ............. $ 29,916,872
30,000,000 5.28%, 02/27/24(f) ............. 29,886,196
Total U.S. Government Securities
(Cost $59,802,775)
59,803,068
Shares
INVESTMENT COMPANY — 0.5%
39,593,073 Federated Hermes Government
Obligations Fund, 5.26%(g) ... 39,593,073
Total Investment Company
(Cost $39,593,073)
39,593,073
Principal
Amount
CASH SWEEP — 2.2%
173,446,102 Citibank - US Dollars on Deposit in
Custody Account, 2.10%(g) ... 173,446,102
Total Cash Sweep
(Cost $173,446,102)
173,446,102
TOTAL INVESTMENTS — 99.8%
(Cost $7,212,634,090)
$ 8,027,388,138
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.2%
13,516,554
NET ASSETS — 100.0%
$ 8,040,904,692
(a) Non-income producing security.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $6,571 which is 0.00% of net assets and the cost is $55,730,805 .
(c) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (c).
(e) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) The rate shown represents the current yield as of January 31, 2024.
ADR — American Depositary Receipt
CDI — CREST Depository Interest
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 2.3%
Austria ..................................... 0.3
Belgium .................................... 0.2
Bermuda .................................... 0.0 *
Brazil ...................................... 0.8
Canada ..................................... 3.0
Chile ...................................... 0.1
China ...................................... 3.1
Denmark ................................... 1.3
Finland ..................................... 0.5
France ...................................... 1.4
Germany .................................... 1.5
Greece ..................................... 0.4
Hong Kong .................................. 0.5
Iceland ..................................... 0.0 *
India ....................................... 0.9
Indonesia ................................... 0.1
Ireland ..................................... 0.1
Israel ....................................... 2.3
Italy ....................................... 1.5
Japan ...................................... 9.6
Jersey Channel Islands .......................... 0.0 *
Malaysia .................................... 0.0 *
Mexico ..................................... 0.1
Netherlands .................................. 0.9
New Zealand ................................. 0.2
Norway ..................................... 0.6
Peru ....................................... 0.2
Poland ..................................... 0.4
Portugal .................................... 0.2
Russia ...................................... 0.0 *
Singapore ................................... 0.5
South Africa ................................. 0.5
South Korea ................................. 1.2
Spain ...................................... 0.7
Sweden ..................................... 1.5
Switzerland .................................. 1.9
Taiwan ..................................... 0.9
Thailand .................................... 0.3
Turkey ..................................... 0.3
United Kingdom .............................. 5.9
United States ................................. 41.0

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Country:
Percentage
of Net Assets
Uruguay .................................... 0.1%
Other
**
..................................... 12.7
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/warrants,
U.S. Government Securities, investment company, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.